UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	10/31/2014

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

ANNUAL REPORT • OCTOBER 31, 2014

Fund Type

Global Bond

Objective

Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial Companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

December 15, 2014

Dear Shareholder:

We hope you find the annual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the 12-month period that ended October 31, 2014.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 10/31/14
	One Year	Five Years	Ten Years	Since Inception
Class A	3.67%	33.73%	71.35%	—
Class B	2.90	28.86	58.97	—
Class C	2.75	29.46	61.68	—
Class Q	5.09	N/A	N/A	12.75% (2/3/12)
Class Z	3.77	35.30	75.49	—
Barclays Global Aggregate Bond Index	0.22	13.66	49.98	—
Lipper Global Income Funds Average	2.76	22.07	54.78	—
Lipper Custom Global Income Funds Average*	2.72	21.36	55.14	—

Average Annual Total Returns (With Sales Charges) as of 9/30/14
	One Year	Five Years	Ten Years	Since Inception
Class A	0.91%	5.05%	5.30%	—
Class B	–0.12	5.07	4.99	—
Class C	3.74	5.32	5.19	—
Class Q	7.11	N/A	N/A	4.46% (2/3/12)
Class Z	5.76	6.24	6.04	—
Barclays Global Aggregate Bond Index	1.19	2.69	4.38	—
Lipper Global Income Funds Average	3.76	4.13	4.62	—
Lipper Custom Global Income Funds Average*	3.70	4.06	4.73	—

*The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Average Annual Total Returns (With Sales Charges) as of 10/31/14
	One Year	Five Years	Ten Years	Since Inception
Class A	–0.99%	5.01%	5.05%	—
Class B	–2.08	5.04	4.74	—
Class C	1.76	5.30	4.92	—
Class Q	5.09	N/A	N/A	4.47% (2/3/12)
Class Z	3.77	6.23	5.79	—

Average Annual Total Returns (Without Sales Charges) as of 10/31/14
	One Year	Five Years	Ten Years	Since Inception
Class A	3.67%	5.98%	5.53%	—
Class B	2.90	5.20	4.74	—
Class C	2.75	5.30	4.92	—
Class Q	5.09	N/A	N/A	4.47% (2/3/12)
Class Z	3.77	6.23	5.79	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Global Total Return Fund, Inc. (Class A shares) with a similar investment in the Barclays Global Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (October 31, 2004) and the account values at the end of the current fiscal year (October 31, 2014) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class Q and

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, and agency and corporate securities. Barclays Global Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 10/31/14 is 1.59% for Class Q. Barclays Global Aggregate Bond Index Closest Month-End to Inception average annual total return as of 9/30/14 is 0.59% for Class Q.

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Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/14 is 7.06% for Class Q. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/14 is 2.46% for Class Q.

Lipper Custom Global Income Funds Average

The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. Lipper Custom Global Income Funds Average Closest Month-End to Inception cumulative total return as of 10/31/14 is 5.91% for Class Q. Lipper Custom Global Income Funds Average Closest Month-End to Inception average annual total return as of 9/30/14 is 2.08% for Class Q.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/14
Italy Buoni Poliennali del Tesoro, Bonds, RegS, 4.750%, 05/01/17	2.2%
Spain Government Bond, Sr. Unsec’d. Notes, 5.850%, 01/31/22	1.7
Russian Foreign Bond—Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	1.4
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS, 4.625%, 02/03/20	1.4
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A, 2.031%, 04/20/26	1.3

Holdings reflect only long-term investments and are subject to change.

Distributions and Yields as of 10/31/14
	Total Distributions Paid for 12 Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.29	1.50%	1.45%
Class B	0.24	0.82	0.82
Class C	0.24	0.82	0.82
Class Q	0.32	1.93	1.93
Class Z	0.31	1.82	1.82

Prudential Global Total Return Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Global Total Return Bond Fund’s Class A shares returned 3.67% for the 12 months ended October 31, 2014, outperforming the 0.22% return of the Barclays Global Aggregate Bond Index (Global Aggregate Bond Index) and the 2.76% return of the Lipper Global Income Funds Average.

How did the global fixed income markets perform?

During the reporting period that began November 1, 2013, the global fixed income markets showed major disparities, both on a quarter-to-quarter basis and by currency and region.

•

At the beginning of the period, global fixed income investors appeared to be focused on the possibility of policy firming by the US Federal Reserve (Fed). As the period progressed, it became increasingly apparent that the European Central Bank (ECB) was struggling with dangerously low inflation and poor economic growth. In Japan, economic weakness persisted as a tax increase hurt consumption, calling into question the effectiveness of Prime Minister Shinzo Abe’s stimulus efforts. Conditions in Europe and Japan led to the depreciation of the euro and the Japanese yen relative to the US dollar, which drove most of the outperformance of US fixed income versus global fixed income during the period.

•

Within the US fixed income market, spread sectors outpaced US Treasury securities during the period overall. Spread sectors are commercial mortgage-backed securities, corporate bonds, and other types of debt securities that provide extra yield (spread) over similar-duration US Treasury securities to compensate for the greater credit risk associated with investing in them. During the period, US dollar denominated emerging markets debt, investment grade corporate bonds, and high yield corporate bonds generated the strongest returns. Commercial mortgage-backed securities (CMBS), asset-backed securities, and mortgage-backed securities also posted gains.

•

When the reporting period began, the Fed was widely expected to announce the reduction (or, tapering) of its quantitative easing asset purchase program. The fixed income markets performed poorly in anticipation that the Fed would combine a tapering announcement with a shift in its policy of low interest rates. The bellwether 10-year US Treasury yield rose, reaching a high of more than 3%. However, that increase was more gradual than the surge that followed Fed hints of a possible taper earlier in 2013.

•

In December, the Fed announced it would begin reducing its asset purchases in January 2014. After the Fed started tapering asset purchases, longer-term US Treasury yields fell, continuing to decline during the period overall.

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•

In the first quarter of 2014, severe weather hit much of the US, significantly depressing economic activity. The lull suggested the Fed might maintain lower interest rates for longer. Inflation remained muted. Longer-term interest rates fell, as market participants signaled their confidence in the Fed’s ability and willingness to control inflation over the long term. The fixed income market generated a positive return during the first quarter, with most sectors adding to their 2013 gains or erasing the majority of that calendar year’s losses.

•

Fixed income markets continued to record gains in the second quarter, despite mixed US economic data, weaker economic growth in China, and geopolitical turmoil in the Middle East and Russia/Ukraine. While US economic growth continued to recover from the effects of the harsh winter weather, market participants seemed focused on weak first-quarter GDP, which was steadily revised lower during the second quarter—dampening growth projections for the 2014 calendar year. Meanwhile, as the US job market improved and inflation edged up, the Fed said it might raise short-term interest rates sooner than previously expected.

•

Events of the third quarter 2014 triggered a wave of risk aversion in the fixed income markets. Many spread sectors, including investment grade corporate bonds, high yield corporate debt, and emerging markets debt, underperformed US Treasuries. Although the global economic recovery remained sluggish, US growth continued at an annualized pace of approximately 2%. US unemployment also declined. As a result, the Fed appeared increasingly likely to hike short-term rates during 2015.

•

The Fed’s monetary policy diverged from those of the Bank of Japan and the ECB during the reporting period. As the Fed ended its quantitative easing program in October and hinted at a hike in short-term interest rates, the Bank of Japan and the ECB continued to ease their monetary policies and sought to weaken their currencies relative to the US dollar.

Which strategies made the largest positive contribution to the Fund’s performance?

The Fund outperformed the Global Aggregate Bond Index mostly due to its sector allocation strategy. The portfolio management team leverages the resources of Prudential Fixed Income’s specialized sector teams to determine the best relative value opportunities for a given market environment. It then implements overweight exposures to what it believes to be its best ideas, while maintaining underweight exposures in sectors that offer less compelling risk/ reward potential.

•	During the reporting period, the Fund’s sector allocation emphasized global spread sectors, rather than government bond sectors. Allocations to US high

Prudential Global Total Return Fund, Inc.	7

Strategy and Performance Overview (continued)

yield corporate bonds, emerging markets debt, and non-agency mortgage-backed securities drove most of the Fund’s relative outperformance. The Fund’s allocation to the government debt of so-called “peripheral” European countries also enhanced returns.

•

The Fund benefited from the management of duration and yield curve positioning. Duration is a measure of the interest rate sensitivity of a bond portfolio or individual debt securities that is expressed as a number of years. The longer the duration, the greater the potential risk or reward when interest rates move. The Fund had a long duration bias for most of the period, allowing it to benefit from falling US and global interest rates. Also contributing positively was the Fund’s positioning for flatter yield curves. Yield curves are single line graphs that illustrate the relationship between the yields and maturities of fixed income securities.

What other strategies helped the Fund’s performance?

The Fund was positioned for a decline in the yen and euro, relative to a range of developed and emerging currencies. Ongoing concerns about weak growth and low inflation in the euro zone have kept pressure on the ECB to ease policy, which has weighed on the euro. Additionally, the aggressive monetary policy arrow of Abenomics, and Japan’s trade deficit, has driven a profound weakening of the yen.

Which strategies detracted most from the Fund’s performance?

Although the Fund benefited overall from its exposure to emerging markets debt, it was hurt by its allocation to the local interest rates of certain countries. In particular, the Fund’s allocation to Russia detracted from results. Russian bonds declined early in the period after the country’s military intervention in the Ukraine and later in the period in response to falling oil prices. The Fund’s underweight position in the Russian ruble offset some of the negative impact.

Did the Fund hold derivatives and how did they affect performance?

The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used interest rate futures and swaps to help manage US and global duration and yield curve exposure. These positions added significantly to performance. In addition, to implement most currency strategies, the Fund used foreign exchange derivatives, which had positive returns.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2014, at the beginning of the period, and held through the six-month period ended October 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Global Total Return Fund, Inc.	9

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$999.20	1.21%	$6.10
	Hypothetical	$1,000.00	$1,019.11	1.21%	$6.16

Class B	Actual	$1,000.00	$995.40	1.96%	$9.86
	Hypothetical	$1,000.00	$1,015.32	1.96%	$9.96

Class C	Actual	$1,000.00	$994.00	1.96%	$9.85
	Hypothetical	$1,000.00	$1,015.32	1.96%	$9.96

Class Q	Actual	$1,000.00	$1,001.10	0.84%	$4.24
	Hypothetical	$1,000.00	$1,020.97	0.84%	$4.28

Class Z	Actual	$1,000.00	$999.10	0.96%	$4.84
	Hypothetical	$1,000.00	$1,020.37	0.96%	$4.89

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2014, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the year ended October 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.30%	1.25%
B	2.00	2.00
C	2.00	2.00
Q	0.87	0.87
Z	1.00	1.00

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of October 31, 2014

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 96.9%

FOREIGN BONDS 58.0%

Australia 0.3%
Australia Government Bond, Sr. Unsec’d. Notes	4.750%	06/15/16	AUD	200	$182,268
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A	6.000	04/01/17		600	612,000
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000	08/20/24	AUD	200	195,156

					989,424

Belgium 1.2%
Kingdom of Belgium, Notes, 144A	8.875	12/01/24		500	719,571
Notes, MTN	5.000	04/24/18	GBP	2,000	3,526,823

					4,246,394

Brazil 2.2%
Brazil Notas do Tesouro Nacional B, Series NTNB, Notes	6.000	08/15/50	BRL	424	424,259
Brazil Notas do Tesouro Nacional F, Series NTNF, Notes	10.000	01/01/21	BRL	750	276,627
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	200	260,655
Sr. Unsec’d. Notes	4.875	01/22/21		500	538,750
Unsec’d. Notes	11.000	06/26/17	EUR	2,371	3,703,788
Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, MTN, 144A	9.750	01/15/15	BRL	2,850	1,769,625
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(a)(b)	7.250	06/01/21		190	202,350
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22		200	231,000
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A (original cost $228,206; purchased 03/27/12)(a)(b)	5.875	09/25/22		225	212,468

					7,619,522

Bulgaria 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250	07/09/17	EUR	500	674,664

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Bulgaria (cont’d.)
Sr. Unsec’d. Notes, RegS	8.250%	01/15/15		50	$50,725

					725,389

Canada 0.6%
Agrium, Inc., Sr. Unsec’d. Notes	6.125	01/15/41		25	29,779
Barrick North America Finance LLC, Gtd. Notes	5.750	05/01/43		120	116,079
Canadian Government Bond, Bonds(c)	1.750	09/01/19	CAD	700	627,177
Bonds(c)(d)	4.000	06/01/41	CAD	450	507,248
Unsec’d. Notes(d)	2.750	06/01/22	CAD	200	188,806
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500	05/15/18		77	88,863
Province of Alberta Canada, Unsec’d. Notes	3.400	12/01/23	CAD	200	188,167
Province of British Columbia, Notes	3.300	12/18/23	CAD	200	186,492
TransAlta Corp., Sr. Unsec’d. Notes	6.650	05/15/18		200	224,664

					2,157,275

Cayman Islands 0.2%
Cayman Islands Government Bond, RegS	5.950	11/24/19		500	576,000

China 0.6%
China Government Bond, Sr. Unsec’d. Notes	1.800	12/01/15	CNH	1,000	161,519
Sr. Unsec’d. Notes, RegS	1.850	06/29/15	CNH	12,000	1,950,905

					2,112,424

Colombia 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,026,000
Sr. Unsec’d. Notes	11.750	02/25/20		715	1,017,088
Sr. Unsec’d. Notes	12.000	10/22/15	COP	1,000,000	515,431
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375	01/26/19		200	200,500

					2,759,019

Costa Rica 0.1%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375	04/30/25		500	465,000

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Croatia 0.4%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.500%	01/05/15	EUR	1,050	$1,328,082

Cyprus 1.9%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.750	11/01/15	EUR	1,431	1,766,357
Sr. Unsec’d. Notes, MTN, RegS	4.625	02/03/20	EUR	4,097	4,852,285

					6,618,642

Czech Republic 0.3%
Czech Republic International, Sr. Unsec’d. Notes, RegS	2.875	11/23/16	CHF	600	656,966
Sr. Unsec’d. Notes, MTN, RegS	3.625	04/14/21	EUR	284	416,819

					1,073,785

Denmark
Denmark Government Bond, Bonds	4.000	11/15/19	DKK	500	100,149

Finland 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		340	447,612
Sr. Unsec’d. Notes, MTN	2.250	01/18/17	SEK	5,000	696,431

					1,144,043

Germany 1.8%
Bundesrepublik Deutschland, Bonds	1.500	05/15/24	EUR	1,850	2,465,538
Bonds	2.500	07/04/44	EUR	900	1,328,814
Bonds	5.625	01/04/28	EUR	210	405,250
Fresenius Medical Care U.S. Finance II, Inc., Gtd. Notes, 144A	4.125	10/15/20		325	326,016
RWE AG, Jr. Sub. Notes, RegS	4.625(e)	09/28/49	EUR	200	254,968
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	275	380,084
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	500	670,873
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	450	604,586

					6,436,129

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Greece 1.5%
Hellenic Republic Government Bond, Bonds, Series PSI, RegS	2.000%(f)	02/24/23	EUR	500	$443,559
Sr. Unsec’d. Notes, RegS	4.750	04/17/19	EUR	300	343,429
Sr. Unsec’d. Notes, Series 9RG	5.800	07/14/15	JPY	150,000	1,335,411
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes(a)	5.250	02/01/16	JPY	6,500	56,572
Sr. Unsec’d. Notes, MTN	3.800	08/08/17	JPY	50,000	414,689
Sr. Unsec’d. Notes, Series 12RG	5.250	02/01/16	JPY	340,900	2,871,815

					5,465,475

Hungary 2.1%
Hungary Government Bond, Bonds	5.500	12/20/18	HUF	100,000	444,879
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000	03/25/19		332	340,134
Sr. Unsec’d. Notes	5.375	02/21/23		450	483,750
Sr. Unsec’d. Notes, MTN	4.000	05/20/16	CHF	600	647,300
Sr. Unsec’d. Notes, RegS	4.375	07/04/17	EUR	1,000	1,341,145
Sr. Unsec’d. Notes, RegS	5.750	06/11/18	EUR	500	705,792
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	2,500	3,606,718

					7,569,718

Iceland 0.4%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875	06/16/16		1,500	1,574,010

India 0.7%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125	03/11/23		200	211,256
Export-Import Bank of India, Sr. Unsec’d. Notes, MTN, RegS	5.760	04/05/18	AUD	1,000	907,138
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500	11/30/15	EUR	700	906,608
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000	01/31/19		350	357,000

					2,382,002

Indonesia 1.8%
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500	07/08/15		400	308,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	900	$1,144,751
Sr. Unsec’d. Notes, MTN, RegS	2.875	07/08/21	EUR	246	312,899
Majapahit Holding BV, Gtd. Notes, RegS	7.750	01/20/20		800	931,000
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300	05/20/23		500	486,250
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000	11/21/18		2,200	2,274,250
Perusahaan Penerbit SBSN Indonesia III, Unsec’d. Notes, 144A	4.350	09/10/24		300	300,750
Unsec’d. Notes, 144A	6.125	03/15/19		375	416,250

					6,174,150

Ireland 2.0%
CRH America, Inc., Gtd. Notes	8.125	07/15/18		110	132,397
Ireland Government Bond, Bonds	4.400	06/18/19	EUR	2,230	3,281,885
Unsec’d. Notes, RegS	3.400	03/18/24	EUR	2,490	3,570,605

					6,984,887

Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, MTN	3.750	10/12/15	EUR	1,000	1,290,492

Italy 6.9%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, MTN, RegS	4.750	06/18/19	EUR	500	715,786
Italy Buoni Poliennali del Tesoro, Bonds	3.750	09/01/24	EUR	900	1,264,099
Bonds	4.500	05/01/23	EUR	2,700	4,002,783
Bonds	4.750	09/01/44	EUR	500	742,177
Bonds	5.500	11/01/22	EUR	700	1,098,663
Bonds	6.500	11/01/27	EUR	2,295	3,997,549
Bonds, RegS	4.750	05/01/17	EUR	5,520	7,595,006
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.200	07/31/34	EUR	250	378,259
Sr. Unsec’d. Notes, MTN, RegS	2.500	03/02/15	CHF	100	104,609
Sr. Unsec’d. Notes, MTN, RegS	5.750	07/25/16	EUR	201	272,760
Sr. Unsec’d. Notes, MTN, RegS	6.000	08/04/28	GBP	200	377,851
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	125,000	1,180,801

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Italy (cont’d.)
Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	93,000	$876,354
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	144,000	1,312,062
Sr. Unsec’d. Notes, RegS	5.500	12/15/14	JPY	62,000	555,135

					24,473,894

Japan 0.6%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, MTN	5.750	08/09/19	GBP	400	749,994
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.500	06/20/34	JPY	50,000	463,011
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346(e)	07/29/49		120	128,640
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000	09/13/16		800	810,004

					2,151,649

Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A	3.875	10/14/24		925	908,813

Latvia 0.8%
Republic of Latvia, Sr. Unsec’d. Notes, 144A	5.250	06/16/21		500	562,500
Sr. Unsec’d. Notes, RegS	2.750	01/12/20		400	395,500
Sr. Unsec’d. Notes, RegS	5.250	02/22/17		1,000	1,087,500
Unsec’d. Notes, 144A	2.625	01/21/21	EUR	500	670,916

					2,716,416

Lithuania 0.7%
Lithuania Government International Bond, Sr. Unsec’d. Notes	3.750	02/10/16	EUR	1,000	1,305,029
Sr. Unsec’d. Notes, MTN, RegS	3.375	01/22/24	EUR	500	706,518
Sr. Unsec’d. Notes, RegS	6.125	03/09/21		200	233,000
Sr. Unsec’d. Notes, RegS	7.375	02/11/20		245	296,450

					2,540,997

Macedonia 0.2%
Former Yugoslav Republic of Macedonia, Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	635,973

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Malaysia 0.5%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928%	06/04/15		825	$840,064
Wakala Global Sukuk Bhd, Sr. Unsec’d. Notes, RegS	4.646	07/06/21		800	883,200

					1,723,264

Mexico 3.4%
CEMEX Espana SA, Sr. Sec’d. Notes, 144A	9.875	04/30/19		1,000	1,115,200
Mexican Bonos, Bonds	8.500	12/13/18	MXN	7,000	590,635
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	2,075	2,735,498
Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	2,984	4,105,482
Sr. Unsec’d. Notes, MTN	5.625	01/15/17		526	575,970
Sr. Unsec’d. Notes, MTN	6.750	02/06/24	GBP	840	1,666,240
Sr. Unsec’d. Notes, MTN	11.000	05/08/17	ITL	250,000	202,249
Petroleos Mexicanos,
Gtd. Notes, 144A	4.250	01/15/25		200	202,460
Gtd. Notes, MTN	8.250	06/02/22	GBP	206	427,880
United Mexican States,
Sr. Unsec’d. Notes, MTN	2.375	04/09/21	EUR	100	130,704
Sr. Unsec’d. Notes, MTN	5.625	03/19/2114	GBP	200	321,538

					12,073,856

Netherlands 0.3%
Bank Nederlandse Gemeenten NV,
Sr. Unsec’d. Notes, 144A	2.125	10/01/19	CAD	100	89,126
Sr. Unsec’d. Notes, MTN	5.500	05/23/22	AUD	338	324,439
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625	07/01/20		475	499,937

					913,502

New Zealand 0.1%
New Zealand Local Government Funding Agency, Unsec’d. Notes	6.000	05/15/21	NZD	500	420,962

Norway 0.2%
City of Oslo Norway, Sr. Unsec’d. Notes	3.650	11/08/23	NOK	2,000	322,642
Norway Government Bond, Bonds	4.250	05/19/17	NOK	2,000	318,644

					641,286

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Panama 1.2%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000%	09/22/24		400	$409,000
Sr. Unsec’d. Notes	5.200	01/30/20		800	884,000
Sr. Unsec’d. Notes	6.700	01/26/36		1,700	2,137,750
Sr. Unsec’d. Notes	9.375	01/16/23		200	274,900
Sr. Unsec’d. Notes	10.750	05/15/20		275	376,062

					4,081,712

Peru 1.0%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates,
144A	1.600(g)	05/31/18		1,291	1,210,298
RegS	3.350(g)	06/02/25		1,000	710,160
Peruvian Government International Bond,
Bonds, 144A	6.000	08/07/24	PEN	2,600	886,295
Sr. Unsec’d. Notes	7.350	07/21/25		500	661,250
Sr. Unsec’d. Notes, RegS	9.910	05/05/15	PEN	1	353

					3,468,356

Philippines 1.8%
Philippine Government International Bond,
Sr. Unsec’d. Notes	3.900	11/26/22	PHP	60,000	1,300,279
Sr. Unsec’d. Notes	4.950	01/15/21	PHP	30,000	692,256
Sr. Unsec’d. Notes	6.250	03/15/16	EUR	2,881	3,862,646
Sr. Unsec’d. Notes	6.250	01/14/36	PHP	25,000	609,192

					6,464,373

Poland 1.7%
Poland Government Bond, Bonds	3.250	07/25/19	PLN	1,000	313,448
Poland Government International Bond,
Sr. Unsec’d. Notes, MTN	3.625	02/01/16	EUR	500	652,916
Sr. Unsec’d. Notes, MTN, RegS	2.625	05/12/15	CHF	3,000	3,156,992
Sr. Unsec’d. Notes, RegS	2.340	11/13/14	JPY	200,000	1,781,117

					5,904,473

Portugal 2.1%
Portugal Government International Bond,
Sr. Unsec’d. Notes, MTN, RegS	3.500	03/25/15		300	302,880
Unsec’d. Notes, 144A	5.125	10/15/24		2,000	2,059,792

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, RegS	3.850%	04/15/21	EUR	300	$408,704
Sr. Unsec’d. Notes, RegS	4.750	06/14/19	EUR	2,410	3,401,948
Sr. Unsec’d. Notes, RegS	6.400	02/15/16	EUR	750	1,007,250
Unsec’d. Notes, RegS	3.875	02/15/30	EUR	200	247,635

					7,428,209

Romania 1.1%
Romania Government Bond, Bonds	5.850	04/26/23	RON	1,880	615,910
Romanian Government International Bond,
Sr. Unsec’d. Notes, RegS	5.000	03/18/15	EUR	1,307	1,663,989
Sr. Unsec’d. Notes, RegS	6.500	06/18/18	EUR	1,000	1,472,449

					3,752,348

Russia 1.7%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	6.510	03/07/22		500	521,875
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes, RegS	3.625	09/16/20	EUR	200	257,815
Sr. Unsec’d. Notes, RegS	7.500	03/31/30		4,454	5,053,018
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	7.748	02/02/21		295	300,163

					6,132,871

Serbia 0.2%
Republic of Serbia, Bonds, 144A	4.875	02/25/20		750	761,250

Singapore 0.1%
Temasek Financial I Ltd., Gtd. Notes, MTN	3.265	02/19/20	SGD	500	411,001

Slovak Republic 0.7%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375	05/21/22		2,200	2,395,250

Slovenia 1.7%
Slovenia Government Bond, Sr. Unsec’d. Notes, RegS	4.375	02/06/19	EUR	300	420,235
Slovenia Government International Bond,
Sr. Unsec’d. Notes, 144A	4.125	02/18/19		300	315,750

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Slovenia (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		1,500	$1,610,625
Sr. Unsec’d. Notes, 144A	5.850	05/10/23		1,500	1,682,820
Sr. Unsec’d. Notes, RegS	4.750	05/10/18		1,500	1,610,625
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		200	224,376

					5,864,431

South Africa 1.5%
South Africa Government Bond, Bonds	7.000	02/28/31	ZAR	1,800	143,613
South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	1,000	1,311,107
Sr. Unsec’d. Notes, MTN	4.500	04/05/16	EUR	2,202	2,900,164
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	1,007,500

					5,362,384

South Korea 0.6%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	5.375	09/12/19	AUD	1,000	926,371
Republic of Korea,
Sr. Unsec’d. Notes	3.625	11/02/15	EUR	880	1,138,644
Sr. Unsec’d. Notes, RegS	2.125	06/10/24	EUR	100	131,448

					2,196,463

Spain 5.2%
Autonomous Community of Madrid Spain,
Sr. Unsec’d. Notes	4.110	06/23/16	EUR	100	131,731
Sr. Unsec’d. Notes	5.500	02/14/17	EUR	176	243,198
Sr. Unsec’d. Notes	5.944	10/30/16	EUR	550	767,825
Sr. Unsec’d. Notes	6.213	06/21/16	EUR	68	92,466
Instituto de Credito Oficial,
Gov’t. Gtd Notes, MTN	4.000	12/08/14	GBP	241	386,405
Gov’t. Gtd Notes, MTN	5.000	03/31/20	CAD	1,000	929,471
Spain Government Bond,
Bonds	2.750	04/30/19	EUR	700	947,134
Bonds, RegS	5.150	10/31/44	EUR	1,000	1,638,053
Sr. Unsec’d. Notes	4.800	01/31/24	EUR	1,500	2,331,067
Sr. Unsec’d. Notes	5.850	01/31/22	EUR	3,705	6,023,579
Spain Government International Bond,
Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		3,660	3,897,241

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Spain (cont’d.)
Sr. Unsec’d. Notes, MTN, RegS	4.000%	03/06/18		1,000	$1,064,820

					18,452,990

Supranational Bank 0.6%
African Development Bank,
Sr. Unsec’d. Notes	0.500	09/21/21	NZD	1,500	854,794
Sr. Unsec’d. Notes, MTN	0.500	09/29/20	AUD	445	309,471
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500	08/10/23	AUD	500	314,424
Sr. Unsec’d. Notes, MTN	0.500	10/26/23	AUD	710	434,600
Sr. Unsec’d. Notes, RegS	4.600	01/30/37	CAD	150	148,086

					2,061,375

Sweden 0.2%
Sweden Government Bond, Bonds	4.250	03/12/19	SEK	3,000	475,796
Sweden Government International Bond, Sr. Unsec’d. Notes, MTN	5.750	03/03/15	AUD	355	315,216

					791,012

Turkey 0.6%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375	11/04/16		200	210,550
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500	02/16/17	EUR	1,148	1,562,408
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	354,118

					2,127,076

United Kingdom 2.1%
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100	04/05/21		85	95,929
Sub. Notes	6.500	09/15/37		125	155,490
Lloyds Bank PLC, Gtd. Notes	6.375	01/21/21		500	598,713
Gtd. Notes, MTN, 144A	5.800	01/13/20		245	284,254
Royal Bank of Scotland Group PLC, Gtd. Notes	6.125	01/11/21		325	382,116
Sr. Unsec’d. Notes, MTN	6.400	10/21/19		150	175,541
Stretford 79 PLC, Sr. Sec’d. Notes, 144A	6.750	07/15/24	GBP	600	806,245

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
United Kingdom Gilt, Bonds, RegS	2.250%	09/07/23	GBP	590	$952,719
Bonds, RegS(d)	2.750	09/07/24	GBP	1,120	1,870,525
Bonds, RegS	4.250	03/07/36	GBP	100	195,463
Unsec’d. Notes, RegS	3.250	01/22/44	GBP	645	1,088,138
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	500	835,919

					7,441,052

Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875	01/19/16	EUR	103	138,103
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	119	179,683

					317,786

TOTAL FOREIGN BONDS (cost $203,992,744)					204,407,035

ASSET-BACKED SECURITIES 16.5%

Collateralized Debt Obligations 1.1%
GEM Ligos III Ltd., Series 2006-3A, Class A1, 144A	0.661(e)	03/23/21		517	516,047
Series 2006-3A, Class A2, 144A	0.881(e)	03/23/21		2,000	1,928,565
GEMC Ltd., Series 2005-8A, Class A2, 144A	0.823(e)	06/23/17		414	413,805
Series 2005-8A, Class A3, 144A	1.123(e)	06/23/17		1,000	996,513

					3,854,930

Collateralized Loan Obligations 5.2%
AIMCO CLO, Series 2014-AA, Class B1, 144A	2.223(e)	07/20/26		3,000	2,887,501
ALM Ltd.,
Series 2014-11A, Class A2A, 144A	2.234(e)	10/17/26		2,000	1,932,896
Series 2014-14A, Class A2, 144A	2.334(e)	07/28/26		1,000	971,308
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A2A, 144A	2.483(e)	04/28/26		250	244,505
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class B, 144A	2.656(e)	10/15/26		1,000	983,141
Battalion CLO Ltd., Series 2014-5A, Class A2A, 144A	2.387(e)	04/17/26		500	488,234

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.031%(e)	04/20/26		5,000	$4,776,572
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.482(e)	07/22/20		262	259,953
KVK CLO Ltd.,
Series 2014-1A, Class A1, 144A	1.819(e)	05/15/26		250	247,772
Series 2014-1A, Class B, 144A	2.479(e)	05/15/26		250	244,459
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.338(e)	01/31/22	EUR	56	70,364
Palmer Square CLO Ltd., Series 2014-1A, Class A2, 144A	2.068(e)	10/17/22		1,350	1,308,115
Regatta IV Funding Ltd., Series 2014-1A, Class B, 144A	2.275(e)	07/25/26		1,000	962,908
Rosedale CLO Ltd., Series I-A, Class B, 144A	0.703(e)	07/24/21		500	489,134
Shackleton CLO Ltd.,
Series 2013-3A, Class B2, 144A	3.440	04/15/25		250	242,451
Series 2014-6A, Class B1, 144A	2.392(e)	07/17/26		2,000	1,942,336
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.881(e)	08/17/22		250	248,291

					18,299,940

Residential Mortgage-Backed Securities 10.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-FM1, Class M1	1.052(e)	09/25/33		264	246,624
Series 2005-HE2, Class M4	1.112(e)	04/25/35		1,000	911,210
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.052(e)	06/25/34		449	445,178
Aire Valley Mortgages PLC,
Series 2005-1X, Class 2A2, RegS	0.442(e)	09/20/66	EUR	1,319	1,620,745
Series 2006-1A, Class 1A, 144A	0.453(e)	09/20/66		2,974	2,892,468
Series 2007-1A, Class 2A1, 144A	0.473(e)	09/20/66		886	860,518
Series 2007-1X, Class 2A2, RegS	0.342(e)	09/20/66	EUR	1,052	1,285,537
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-3, Class M3	3.002(e)	08/25/32		612	574,303
Series 2004-R8, Class M1	1.112(e)	09/25/34		400	398,601

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W6, Class M1	0.977%(e)	05/25/34		186	$180,238
Series 2005-W2, Class A2C	0.512(e)	10/25/35		1,452	1,340,884
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.203(e)	01/15/34		1,160	1,117,703
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE2, Class M1	1.052(e)	03/25/34		306	287,721
Series 2004-HE3, Class M2	1.877(e)	04/25/34		247	222,576
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.552(e)	05/25/34		393	383,354
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775	09/25/36		498	522,893
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.652(e)	03/25/33		185	180,505
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.977(e)	08/25/34		982	902,153
Fremont Home Loan Trust, Series 2004-1, Class M1	0.827(e)	02/25/34		421	382,395
Series 2004-B, Class M1	1.022(e)	05/25/34		910	840,530
Granite Master Issuer PLC,
Series 2005-4, Class B4, RegS	0.366(e)	12/20/54	EUR	250	307,836
Series 2007-1, Class 5A1, RegS	0.723(e)	12/20/54	GBP	1,186	1,885,128
Series 2007-1, Class 6A1, RegS	0.693(e)	12/20/54	GBP	228	361,799
Series 2007-2, Class 3B2, RegS	0.326(e)	12/17/54	EUR	1,000	1,233,098
Granite Mortgages PLC,
Series 2003-3, Class 2M, RegS	1.481(e)	01/20/44	EUR	484	610,916
Series 2004-1, Class 2M, RegS	1.222(e)	03/20/44	EUR	1,000	1,254,026
Series 2004-3, Class 3B, RegS	1.266(e)	09/20/44	GBP	1,000	1,584,016
GSAMP Trust,
Series 2004-FM1, Class M1	1.127(e)	11/25/33		176	170,955
Series 2005-HE5, Class M1	0.572(e)	11/25/35		1,000	947,864
Home Equity Asset Trust, Series 2004-3, Class M1	1.007(e)	08/25/34		616	581,787
Series 2005-9, Class 2A4	0.492(e)	04/25/36		869	851,884
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.457(e)	07/20/36		400	392,039
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.007(e)	07/25/34		466	448,672
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.253(e)	09/01/21		1,487	1,485,037

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.852%(e)	09/25/34		375	$349,223
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.352(e)	08/25/35		209	199,647
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.202(e)	09/25/33		280	264,315
Series 2004-NC1, Class M1	1.202(e)	12/27/33		325	312,982
Series 2004-OP1, Class M1	1.022(e)	11/25/34		437	390,880
Series 2004-WMC1, Class M1	1.082(e)	06/25/34		551	515,023
Series 2004-WMC2, Class M1	1.067(e)	07/25/34		206	196,575
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.132(e)	02/25/33		383	365,050
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.277(e)	10/25/33		349	334,918
Series 2005-C, Class A2C	0.402(e)	12/25/35		652	637,750
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.812(e)	11/25/33		291	272,355
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.811	09/25/34		152	145,089
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	1.577(e)	04/25/33		1,854	1,811,372
Series 2004-2, Class A4	0.857(e)	03/25/34		106	97,945
Series 2004-8, Class A8	1.152(e)	09/25/34		376	371,570
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.582(e)	05/25/35		530	511,900
Vericrest Opportunity Loan Transferee, Series 2014-NPL7, Class A1, 144A	3.375	08/27/57		1,000	981,053
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500	05/25/37		400	419,642

					35,888,482

TOTAL ASSET-BACKED SECURITIES (cost $56,800,104)					58,043,352

BANK LOANS(e) 0.8%

Consumer 0.1%
OGF SA (France), Private Placement (original cost $314,443; purchased 09/04/13)(a)(b)	4.004	10/30/20	EUR	240	301,334

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(e) (Continued)

Financials 0.1%
Scandlines GmbH (Germany)	4.506%	11/04/20	EUR	375	$471,106

Gaming
CCM Merger, Inc. (original cost $121,531; purchased 07/30/14)(a)(b)	4.500	08/06/21		122	121,837

Healthcare & Pharmaceutical 0.1%
Alere, Inc.	3.154	06/30/16		95	93,733
Grifols SA	3.235	02/26/21		174	171,671
RPI Finance Trust	3.250	11/09/18		146	145,587

					410,991

Retailers 0.2%
Alliance Boots Holdings Ltd. (United Kingdom)	3.984	07/09/17	GBP	400	639,077

Technology 0.3%
Avago Technologies Finance Pte. Ltd. (Singapore)	3.750	05/06/21		299	298,128
First Data Corp.	3.733	09/24/18		300	294,250
TransUnion LLC/TransUnion Financing Corp.	4.000	04/09/21		249	244,863

					837,241

TOTAL BANK LOANS (cost $2,817,017)					2,781,586

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.9%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.330(e)	05/10/47		27,500	973,170
COMM Mortgage Trust,
Series 2014-CR19, Class A3	3.530	08/10/47		1,000	1,034,092
Series 2014-UBS4, Class XB, IO, 144A	0.284(e)	08/10/47		50,000	975,150
Credit Suisse Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686(e)	04/15/27		32,000	778,810
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.025(e)	01/25/20		20,703	917,529
Series K007, Class X1, IO	1.188(e)	04/25/20		32,303	1,546,902
Series K008, Class X1, IO	1.656(e)	06/25/20		14,245	1,001,098
Series K019, Class X1, IO	1.734(e)	03/25/22		10,731	1,087,399
Series K025, Class X1, IO	0.901(e)	10/25/22		20,558	1,172,987
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ	5.065(e)	07/10/45		1,600	1,640,174

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA, IO	0.920%(e)	08/10/46	39,733	$1,970,147
Series 2014-GC20, Class XB, IO	0.338(e)	04/10/47	30,000	1,052,700
Series 2014-GC22, Class XB, IO	0.255(e)	06/10/47	35,000	981,628
Series 2014-GC24, Class XB, IO	0.021(e)	09/10/47	83,262	141,379
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP2, Class AJ	4.842(e)	07/15/42	1,000	1,019,073
Series 2014-FL5, Class XCP, IO, 144A	0.451(e)	05/15/16	258,350	1,137,360
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.765(e)	05/10/63	6,329	516,125
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AJ	5.159(e)	07/15/42	1,000	1,026,519
Series 2007-C32, Class A1A	5.716(e)	06/15/49	1,807	1,957,377

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,201,363)				20,929,619

CORPORATE BONDS 14.1%

Aerospace & Defense 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250	04/01/22	350	389,375
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19	200	238,815

				628,190

Airlines 0.2%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750	01/12/21	83	88,786
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821	08/10/22	189	217,963
Series 2010-2, Class A	4.950	05/23/19	18	19,306
Series 2011-1, Class A	5.300	04/15/19	180	195,743
UAL Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636	07/02/22	98	105,313

				627,111

Banking 3.6%
Bank of America Corp., Jr. Sub. Notes(a)	6.500(e)	12/31/49	1,000	1,027,500

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of America Corp., (Continued)
Series K, Jr. Sub. Notes	8.000%(e)	12/29/49	235	$252,919
Series M, Jr. Sub. Notes	8.125(e)	12/29/49	700	759,500
Sr. Unsec’d. Notes, MTN	5.875	02/07/42	410	500,921
Citigroup, Inc., Sr. Unsec’d. Notes	4.500	01/14/22	425	461,080
Sr. Unsec’d. Notes	8.125	07/15/39	110	165,547
Sr. Unsec’d. Notes	8.500	05/22/19	605	759,105
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700(e)	12/31/49	1,645	1,682,013
Sr. Unsec’d. Notes	5.250	07/27/21	1,200	1,337,792
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	225	232,341
Sub. Notes	6.750	10/01/37	185	226,805
JPMorgan Chase & Co., Jr. Sub. Notes	5.000(e)	12/31/49	1,000	983,750
Jr. Sub. Notes	7.900(e)	04/29/49	450	487,688
Sub. Notes(d)	3.875	09/10/24	2,000	1,986,986
Morgan Stanley, Jr. Sub. Notes	5.450(e)	12/31/49	1,415	1,421,634
Sr. Unsec’d. Notes	6.375	07/24/42	325	418,457

				12,704,038

Brokerage 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875	04/15/21	500	585,590
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(h)	6.875	05/02/18	100	15,250

				600,840

Building Materials & Construction 0.6%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A	5.375	11/15/24	525	526,312
KB Home, Gtd. Notes	7.500	09/15/22	1,000	1,077,500
Owens Corning, Gtd. Notes	4.200	12/15/22	270	271,801
Toll Brothers Finance Corp., Gtd. Notes	5.150	05/15/15	420	427,350

				2,302,963

Cable 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000	01/15/19	1,000	1,042,500

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
CCOH Safari LLC, Gtd. Notes	5.750%	12/01/24	675	$678,797
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750	11/15/21	325	361,562
Sr. Unsec’d. Notes	8.625	02/15/19	185	217,144
Time Warner Cable, Inc., Gtd. Notes	8.750	02/14/19	300	376,824

				2,676,827

Capital Goods 0.6%
Actuant Corp., Gtd. Notes	5.625	06/15/22	400	415,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(a)(b)	7.000	10/15/37	190	249,968
United Rentals North America, Inc., Gtd. Notes	7.375	05/15/20	500	542,500
Gtd. Notes	7.625	04/15/22	750	836,250
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	225	248,660

				2,292,378

Chemicals 0.2%
Ashland, Inc., Gtd. Notes	4.750	08/15/22	300	302,250
Sr. Unsec’d. Notes	3.875	04/15/18	175	177,844
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	152	242,575

				722,669

Electric 1.0%
AES Corp. (The), Sr. Unsec’d. Notes	9.750	04/15/16	130	143,650
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/01/19	700	722,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750	11/01/19	650	672,750
Sr. Sec’d. Notes, 144A	7.375	11/01/22	350	370,125
NRG Energy, Inc., Gtd. Notes	8.250	09/01/20	1,500	1,621,875
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	50	59,597

				3,590,747

Energy - Other 0.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36	35	43,197

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	170	$179,340

				222,537

Foods 0.7%
Aramark Services, Inc., Gtd. Notes	5.750	03/15/20	475	496,375
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	675	688,500
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875	12/15/17	1,250	1,284,375

				2,469,250

Gaming 0.6%
MTR Gaming Group, Inc., Sec’d. Notes	11.500	08/01/19	1,000	1,097,500
Pinnacle Entertainment, Inc., Gtd. Notes	7.500	04/15/21	205	218,838
Gtd. Notes	8.750	05/15/20	650	690,625

				2,006,963

Healthcare & Pharmaceutical 0.7%
CHS/Community Health Systems, Inc., Gtd. Notes	7.125	07/15/20	750	811,875
HCA, Inc., Sr. Sec’d. Notes	6.500	02/15/20	1,500	1,674,375

				2,486,250

Insurance 0.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500	11/15/20	30	33,653
Chubb Corp. (The), Jr. Sub. Notes	6.375(e)	03/29/67	140	152,600
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125	04/15/22	175	195,558
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500	03/15/35	90	109,595
Lincoln National Corp., Jr. Sub. Notes	6.050(e)	04/20/67	30	30,525
Progressive Corp. (The), Jr. Sub. Notes	6.700(e)	06/15/37	100	109,750
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	100	103,625

				735,306

Media & Entertainment 1.2%
21st Century Fox America, Inc., Gtd. Notes	6.150	03/01/37	415	506,751
Gtd. Notes	6.900	08/15/39	60	78,661

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	1,000	$1,090,000
Historic TW, Inc., Gtd. Notes	6.625	05/15/29	225	284,168
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	500	545,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,032,500; purchased 08/27/14)(a)(b)	5.000	08/01/18	1,000	1,025,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600	08/15/16	450	495,000
Viacom, Inc., Sr. Unsec’d. Notes (original cost $230,742; purchased 12/13/12)(a)(b)	4.500	02/27/42	233	221,583

				4,246,163

Metals 0.1%
Peabody Energy Corp., Gtd. Notes	6.000	11/15/18	400	387,000

Non-Captive Finance 0.3%
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750	05/15/16	75	78,188
Sr. Unsec’d. Notes	6.250	05/15/19	125	136,719
Navient Corp., Sr. Unsec’d. Notes, MTN	5.050	11/14/14	510	510,000
Sr. Unsec’d. Notes, MTN	6.000	01/25/17	75	79,125
Sr. Unsec’d. Notes, MTN	8.450	06/15/18	225	257,062

				1,061,094

Packaging
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	140	160,300

Paper 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000	11/15/41	130	149,815
Sr. Unsec’d. Notes	7.300	11/15/39	75	98,301
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375	09/01/19	450	537,337
Rock-Tenn Co., Gtd. Notes	4.450	03/01/19	175	187,530

				972,983

Pipelines & Other 0.5%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	750	780,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%	08/15/33		170	$206,538
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875	02/01/21		600	645,000

					1,631,538

Railroads 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000	03/15/2105		300	366,444

Real Estate Investment Trusts 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750	10/01/20	EUR	200	267,547

Technology 1.2%
Brightstar Corp., Gtd. Notes, 144A (original cost $1,063,344; purchased 08/06/14)(a)(b)	9.500	12/01/16		1,000	1,052,700
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		200	199,500
First Data Corp., Gtd. Notes	12.625	01/15/21		1,250	1,509,375
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	655,000
Seagate HDD Cayman, Gtd. Notes	6.875	05/01/20		273	289,721
Gtd. Notes, 144A	3.750	11/15/18		305	314,150
SunGard Data Systems, Inc., Gtd. Notes	7.625	11/15/20		150	159,938

					4,180,384

Telecommunications 0.6%
Qwest Corp., Sr. Unsec’d. Notes	6.500	06/01/17		465	515,672
Sprint Capital Corp., Gtd. Notes	6.900	05/01/19		1,000	1,060,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000	08/15/20		400	424,000

					1,999,672

Tobacco 0.1%
Altria Group, Inc., Gtd. Notes	9.950	11/10/38		81	135,857
Lorillard Tobacco Co., Gtd. Notes	8.125	06/23/19		80	98,002

					233,859

TOTAL CORPORATE BONDS (cost $47,941,443)					49,573,053

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
MUNICIPAL BONDS 1.0%

Connecticut 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459%	11/01/30		275	$306,243

New York 0.1%
City of New York, NY, GO, BABs	5.968	03/01/36		250	311,563

Puerto Rico 0.8%
Commonwealth of Puerto Rico, GO	2.973(e)	07/01/20		300	281,175
GO	4.000	07/01/15		380	384,746
GO	4.000	07/01/16		240	245,083
GO	5.000	07/01/15		70	71,274
GO	5.250	07/01/17		125	128,505
GO	5.500	07/01/16		345	357,762
Puerto Rico Electric Power Authority, Series JJ, Revenue Bonds	5.250	07/01/15		10	10,101
Puerto Rico Highways & Transportation Authority, Revenue Bonds, CABs	7.140(i)	07/01/27		200	82,264
Series E, Revenue Bonds	5.500	07/01/17		250	256,452
Puerto Rico Municipal Finance Agency, Series B, Revenue Bonds	5.250	07/01/16		130	132,063
Series C, Revenue Bonds	5.000	08/01/15		215	216,481
Series C, Revenue Bonds	5.000	08/01/16		175	176,463
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.570(i)	08/01/41		1,265	377,742

					2,720,111

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731	07/01/43		125	163,976

TOTAL MUNICIPAL BONDS (cost $3,228,317)					3,501,893

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	231	461,789
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	GBP	430	807,499

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,291,593)					1,269,288

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of October 31, 2014 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds	3.375%	05/15/44	730	$774,427
U.S. Treasury Notes	2.375	08/15/24	120	120,469

TOTAL U.S. TREASURY OBLIGATIONS (cost $879,160)				894,896

	Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, 7.875%(e), (Capital Security, fixed to floating preferred) (cost $100,000)	4,000	106,480

TOTAL LONG-TERM INVESTMENTS (cost $338,251,741)		341,507,202

SHORT-TERM INVESTMENTS 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND 0.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,674,400)(j)	2,674,400	2,674,400

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.3%

Call Options 0.2%
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75		45,100	359,391
U.S. Long Bond Futures, expiring 11/21/14, Strike Price $143.00		7,300	31,937
U.S. Long Bond Futures, expiring 11/21/14, Strike Price $149.00		7,300	2,281
U.S. Ultra Bonds Futures, expiring 11/21/14, Strike Price $150.00		3,500	241,719
U.S. Ultra Bonds Futures, expiring 11/21/14, Strike Price $156.00		3,500	72,187
United States Dollar/Colombian Peso @ FX Rate 3000, expiring 09/15/15	Citigroup Global Markets	3,500	6,846
United States Dollar/Japanese Yen @ FX Rate 125, expiring 06/29/15	Citigroup Global Markets	8,000	31,336

See Notes to Financial Statements.

36

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* (Continued)

Call Options (cont’d.)
United States Dollar/New Zealand Dollar @ FX Rate 0.50, expiring 09/07/15	Citigroup Global Markets	3,000	$2,643

			748,340

Put Options 0.1%
5 Year CDX.NA.HY.22.V2, expiring 12/17/2014, Strike Price $107.00	Morgan Stanley	6,000	64,196
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $98.38		87,500	2,188
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $99.00		87,500	24,062
United States Dollar/Chinese Renminbi @ FX Rate 6.085, expiring 01/13/15	Citigroup Global Markets	5,000	4,022
United States Dollar/Chinese Renminbi @ FX Rate 6.090, expiring 02/06/15	Citigroup Global Markets	10,000	11,685
United States Dollar/Chinese Renminbi @ FX Rate 6.160, expiring 02/18/15	Goldman Sachs & Co.	5,000	25,454
United States Dollar/Chinese Renminbi @ FX Rate 6.230, expiring 06/23/15	Citigroup Global Markets	4,500	44,486
United States Dollar/Colombian Peso @ FX Rate 1975, expiring 09/15/15	Citigroup Global Markets	3,500	25,213
United States Dollar/Euro @ FX Rate 1.050, expiring 07/30/15	Citigroup Global Markets	4,400	6,128
United States Dollar/Euro @ FX Rate 1.290, expiring 01/28/15	UBS AG	2,200	91,830
United States Dollar/New Zealand Dollar @ FX Rate 0.840, expiring 09/07/15	Citigroup Global Markets	3,000	9,794

			309,058

TOTAL OPTIONS PURCHASED (cost $1,103,842)			1,057,398

TOTAL SHORT-TERM INVESTMENTS (cost $3,778,242)			3,731,798

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.0% (cost $342,029,983; Note 5)			345,239,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of October 31, 2014 continued

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS WRITTEN* (0.4)%

Call Options (0.3)%
5 Year CDX.NA.HY.22.V2, expiring 12/17/14, Strike Price $108.50	Morgan Stanley	6,000	$(16,286)
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		45,100	(95,133)
U.S. Long Bond Futures, expiring 11/21/14, Strike Price $146.00		14,600	(13,687)
U.S. Ultra Bonds Futures, expiring 11/21/14, Strike Price $153.00		7,000	(293,125)
United States Dollar/Colombian Peso @ FX Rate 2250, expiring 09/15/15	Citigroup Global Markets	3,500	(59,033)
United States Dollar/Czech Koruna @ FX Rate 23.000, expiring 06/23/15	Deutsche Bank AG	5,000	(76,154)
United States Dollar/Japanese Yen @ FX Rate 106.000, expiring 06/29/15	Citigroup Global Markets	8,000	(509,935)
United States Dollar/New Zealand Dollar @ FX Rate 0.750, expiring 09/07/15	Citigroup Global Markets	3,000	(101,149)

			(1,164,502)

Put Options (0.1)%
5 Year CDX.NA.HY.22.V2, expiring 12/17/2014, Strike Price $103.00	Morgan Stanley	6,000	(13,432)
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $98.63		87,500	(2,188)
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price $98.88		75,000	(9,375)
Eurodollars 1 Year Mid-Curve Futures, expiring 12/12/14, Strike Price 98.75		12,500	(625)
United States Dollar/Euro @ FX Rate 1.250, expiring 07/29/15	Barclays Capital Group	2,200	(65,792)
United States Dollar/Euro @ FX Rate 1.250, expiring 07/29/15	UBS AG	2,200	(65,792)
United States Dollar/Euro @ FX Rate 1.290, expiring 01/28/15	Barclays Capital Group	2,200	(91,830)
United States Dollar/Japanese Yen @ FX Rate 96, expiring 06/29/15	Citigroup Global Markets	8,000	(14,333)

			(263,367)

TOTAL OPTIONS WRITTEN (premiums received $820,730)			(1,427,869)

See Notes to Financial Statements.

38

Description	Value (Note 1)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.6% (cost $341,209,253)	$343,811,131
Other assets in excess of liabilities(k) 2.4%	8,318,130

NET ASSETS 100.0%	$352,129,261

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

bps—Basis Points

BUBOR—Budapest Interbank Offered Rate

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CABs—Capital Appreciation Bonds

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLICP—Chilean Indice Camara Promedio

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

COLIBOR—Columbia Interbank Offered Rate

CP—Commerical Paper

CPI—Consumer Price Index

EIBOR—Emirates Interbank Offered Rate

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GO—General Obligation

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonized Index of Consumer Prices

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MIBOR—Mumbai Interbank Offered Rate

MOSPRIME—Moscow Prime Offered Rate

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of October 31, 2014 continued

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OIS—Overnight Index Swap

PRIBOR—Prague Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

AED—United Arab Emirates Dirham

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

See Notes to Financial Statements.

40

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $3,387,283. The aggregate value of $3,387,240 is approximately 1.0% of net assets.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(f)	The rate shown reflects the coupon rate after the step date.
(g)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Represents a zero coupon or step bond. Rate quoted represents effective yield at October 31, 2014.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation(1)
	Long Positions:
411	5 Year U.S. Treasury Notes	Dec. 2014	$48,762,449	$49,085,602	$323,153
92	U.S. Ultra Bonds	Dec. 2014	14,025,953	14,426,750	400,797

					723,950

	Short Positions:
79	2 Year U.S. Treasury Notes	Dec. 2014	17,373,181	17,345,438	27,743
27	10 Year U.S. Treasury Notes	Dec. 2014	3,439,841	3,411,703	28,138
9	U.S. Long Bonds	Dec. 2014	1,276,020	1,269,844	6,176

					62,057

					$786,007

(1)	Canadian Government Bonds with a market value of $768,079 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at October 31, 2014.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of October 31, 2014 continued

Forward foreign currency exchange contracts outstanding at October 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 01/16/15	BNP Paribas	AUD	2,071	$1,809,900	$1,812,415	$2,515
Expiring 01/16/15	Citigroup Global Markets	AUD	170	147,856	149,186	1,330
Expiring 01/16/15	Citigroup Global Markets	AUD	1,203	1,050,900	1,052,737	1,837
Brazilian Real,
Expiring 12/11/14	BNP Paribas	BRL	824	333,000	328,347	(4,653)
Expiring 12/11/14	BNP Paribas	BRL	1,650	677,200	657,651	(19,549)
Expiring 12/11/14	BNP Paribas	BRL	2,226	904,100	887,358	(16,742)
Expiring 12/11/14	BNP Paribas	BRL	2,601	1,061,000	1,036,890	(24,110)
Expiring 12/11/14	Citigroup Global Markets	BRL	349	141,200	139,211	(1,989)
Expiring 12/11/14	Citigroup Global Markets	BRL	820	333,000	326,994	(6,006)
Expiring 12/11/14	Citigroup Global Markets	BRL	1,330	541,748	530,163	(11,585)
Expiring 12/11/14	Citigroup Global Markets	BRL	2,278	952,100	908,054	(44,046)
British Pound,
Expiring 01/28/15	JPMorgan Chase	GBP	1,086	1,746,400	1,736,712	(9,688)
Expiring 01/28/15	JPMorgan Chase	GBP	6,085	9,780,065	9,726,673	(53,392)
Expiring 01/28/15	UBS AG	GBP	1,089	1,760,100	1,741,425	(18,675)
Canadian Dollar,
Expiring 01/16/15	BNP Paribas	CAD	984	882,300	871,631	(10,669)
Expiring 01/16/15	Citigroup Global Markets	CAD	2,007	1,782,700	1,776,922	(5,778)
Expiring 01/16/15	Citigroup Global Markets	CAD	13,183	11,713,502	11,673,386	(40,116)
Expiring 01/16/15	JPMorgan Chase	CAD	1,966	1,744,600	1,741,179	(3,421)
Expiring 01/16/15	UBS AG	CAD	1,179	1,050,900	1,043,877	(7,023)
Chilean Peso,
Expiring 01/12/15	BNP Paribas	CLP	523,784	875,600	904,238	28,638
Expiring 01/12/15	Citigroup Global Markets	CLP	904,149	1,540,000	1,560,885	20,885
Expiring 01/15/15	Barclays Capital Group	CLP	1,485,369	2,523,135	2,563,537	40,402
Expiring 01/15/15	BNP Paribas	CLP	450,593	760,700	777,659	16,959
Expiring 01/15/15	Citigroup Global Markets	CLP	512,043	882,300	883,713	1,413
Chinese Renminbi,
Expiring 01/15/15	Barclays Capital Group	CNH	3,019	490,682	490,707	25
Expiring 01/15/15	Citigroup Global Markets	CNH	37,257	6,021,651	6,055,976	34,325
Expiring 01/15/15	Hong Kong & Shanghai Bank	CNH	6,212	1,004,064	1,009,714	5,650
Expiring 01/15/15	JPMorgan Chase	CNH	59,952	9,690,758	9,744,973	54,215
Expiring 01/15/15	UBS AG	CNH	13,751	2,222,472	2,235,122	12,650

See Notes to Financial Statements.

42

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso,
Expiring 12/11/14	Barclays Capital Group	COP	1,914,962	$961,326	$926,395	$(34,931)
Expiring 12/11/14	Barclays Capital Group	COP	2,970,726	1,501,125	1,443,853	(57,272)
Expiring 12/11/14	BNP Paribas	COP	1,447,243	705,800	700,128	(5,672)
Expiring 12/11/14	Citigroup Global Markets	COP	2,228,916	1,085,000	1,078,276	(6,724)
Hungarian Forint,
Expiring 11/24/14	Barclays Capital Group	HUF	418,442	1,739,903	1,700,816	(39,087)
Expiring 11/24/14	Barclays Capital Group	HUF	1,453,254	6,044,708	5,906,948	(137,760)
Expiring 01/22/15	Barclays Capital Group	HUF	432,345	1,768,299	1,754,970	(13,329)
Expiring 01/22/15	Deutsche Bank AG	HUF	428,236	1,760,100	1,738,294	(21,806)
Indian Rupee,
Expiring 11/03/14	UBS AG	INR	42,775	697,800	696,224	(1,576)
Expiring 11/03/14	UBS AG	INR	47,429	770,200	771,970	1,770
Expiring 11/03/14	UBS AG	INR	47,472	783,100	772,664	(10,436)
Expiring 11/03/14	UBS AG	INR	48,400	788,400	787,774	(626)
Expiring 11/03/14	UBS AG	INR	52,710	866,800	857,929	(8,871)
Expiring 11/03/14	UBS AG	INR	80,075	1,281,400	1,303,325	21,925
Expiring 11/03/14	UBS AG	INR	80,181	1,296,700	1,305,062	8,362
Expiring 01/28/15	Barclays Capital Group	INR	399,042	6,417,835	6,375,101	(42,734)
Indonesia Rupiah,
Expiring 12/15/14	Citigroup Global Markets	IDR	23,988,470	1,934,632	1,969,837	35,205
Japanese Yen,
Expiring 01/28/15	Bank of America	JPY	163,341	1,531,955	1,455,743	(76,212)
Expiring 01/28/15	BNP Paribas	JPY	2,842,420	26,304,510	25,332,450	(972,060)
Malaysian Ringgit,
Expiring 01/09/15	Barclays Capital Group	MYR	5,327	1,625,380	1,611,134	(14,246)
Expiring 01/09/15	Citigroup Global Markets	MYR	3,428	1,038,160	1,036,690	(1,470)
Expiring 01/09/15	Goldman Sachs & Co.	MYR	5,142	1,557,144	1,555,034	(2,110)
Expiring 04/07/15	UBS AG	MYR	2,513	764,900	755,702	(9,198)
Mexican Peso,
Expiring 01/22/15	Goldman Sachs & Co.	MXN	78,600	5,774,796	5,807,682	32,886
Expiring 01/22/15	Toronto Dominion	MXN	78,600	5,775,182	5,807,682	32,500
New Taiwanese Dollar,
Expiring 02/02/15	UBS AG	TWD	46,885	1,548,900	1,543,747	(5,153)
New Zealand Dollar,
Expiring 01/16/15	Barclays Capital Group	NZD	2,011	1,593,579	1,555,503	(38,076)
Expiring 01/16/15	UBS AG	NZD	1,368	1,061,000	1,058,073	(2,927)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of October 31, 2014 continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 01/26/15	BNP Paribas	NOK	11,522	$1,749,400	$1,703,178	$(46,222)
Expiring 01/26/15	JPMorgan Chase	NOK	9,235	1,392,165	1,365,116	(27,049)
Philippine Peso,
Expiring 11/14/14	Barclays Capital Group	PHP	35,000	802,624	779,572	(23,052)
Expiring 11/14/14	JPMorgan Chase	PHP	35,000	799,270	779,572	(19,698)
Expiring 11/14/14	JPMorgan Chase	PHP	108,162	2,470,006	2,409,134	(60,872)
Expiring 11/14/14	UBS AG	PHP	34,170	782,100	761,084	(21,016)
Expiring 11/14/14	UBS AG	PHP	67,434	1,506,900	1,501,984	(4,916)
Expiring 02/12/15	UBS AG	PHP	43,106	985,500	957,436	(28,064)
Polish Zloty,
Expiring 01/26/15	Deutsche Bank AG	PLN	12,269	3,667,500	3,628,045	(39,455)
Romanian Leu,
Expiring 01/26/15	JPMorgan Chase	RON	16,685	4,775,454	4,725,325	(50,129)
Russian Ruble,
Expiring 12/17/14	BNP Paribas	RUB	38,839	936,336	889,609	(46,727)
Singapore Dollar,
Expiring 01/23/15	Toronto Dominion	SGD	12,884	10,087,728	10,026,596	(61,132)
South African Rand,
Expiring 01/23/15	Deutsche Bank AG	ZAR	3,506	314,195	313,283	(912)
Expiring 01/23/15	Toronto Dominion	ZAR	2,003	179,507	178,996	(511)
South Korean Won,
Expiring 12/17/14	Barclays Capital Group	KRW	2,965,242	2,789,241	2,769,343	(19,898)
Expiring 12/17/14	BNP Paribas	KRW	3,987,347	3,712,608	3,723,923	11,315
Expiring 12/17/14	UBS AG	KRW	1,107,318	1,037,300	1,034,163	(3,137)
Swiss Franc,
Expiring 01/27/15	UBS AG	CHF	2,448	2,584,249	2,546,390	(37,859)
Thai Baht,
Expiring 11/18/14	Citigroup Global Markets	THB	63,762	1,938,200	1,956,098	17,898
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	38,721	1,180,400	1,187,871	7,471
Turkish Lira,
Expiring 01/20/15	JPMorgan Chase	TRY	1,985	884,200	877,186	(7,014)

				$187,977,450	$186,090,245	$(1,887,205)

See Notes to Financial Statements.

44

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 01/16/15	Deutsche Bank AG	AUD	429	$378,329	$375,663	$2,666
Expiring 01/16/15	JPMorgan Chase	AUD	78	69,352	68,641	711
Expiring 01/16/15	Toronto Dominion	AUD	356	311,090	311,815	(725)
Brazilian Real,
Expiring 12/11/14	BNP Paribas	BRL	4,286	1,713,400	1,708,934	4,466
Expiring 12/11/14	BNP Paribas	BRL	3,866	1,540,000	1,541,328	(1,328)
Expiring 12/11/14	BNP Paribas	BRL	2,734	1,091,900	1,090,056	1,844
Expiring 12/11/14	Citigroup Global Markets	BRL	4,055	1,700,800	1,616,760	84,040
British Pound,
Expiring 01/28/15	Bank of America	GBP	355	572,440	567,798	4,642
Expiring 01/28/15	Citigroup Global Markets	GBP	1,990	3,207,303	3,180,915	26,388
Expiring 01/28/15	Citigroup Global Markets	GBP	259	416,949	413,227	3,722
Canadian Dollar,
Expiring 01/16/15	Goldman Sachs & Co.	CAD	106	93,817	93,538	279
Expiring 01/16/15	JPMorgan Chase	CAD	1,973	1,748,400	1,747,413	987
Expiring 01/16/15	UBS AG	CAD	5,617	4,942,400	4,974,009	(31,609)
Chinese Renminbi,
Expiring 01/15/15	Barclays Capital Group	CNH	3,095	500,142	503,021	(2,879)
Expiring 01/15/15	Citigroup Global Markets	CNH	15,213	2,500,000	2,472,740	27,260
Expiring 01/15/15	Deutsche Bank AG	CNH	7,794	1,259,699	1,266,849	(7,150)
Expiring 02/10/15	Citigroup Global Markets	CNH	30,453	5,000,001	4,940,595	59,406
Expiring 02/27/15	Goldman Sachs & Co.	CNH	15,400	2,500,000	2,495,537	4,463
Colombian Peso,
Expiring 12/11/14	BNP Paribas	COP	1,160,476	569,000	561,400	7,600
Expiring 12/11/14	Citigroup Global Markets	COP	3,047,864	1,511,800	1,474,456	37,344
Czech Koruna,
Expiring 01/26/15	Citigroup Global Markets	CZK	122,765	5,621,818	5,535,710	86,108
Expiring 01/26/15	Deutsche Bank AG	CZK	38,256	1,749,400	1,725,015	24,385
Expiring 01/26/15	Deutsche Bank AG	CZK	22,934	1,050,900	1,034,131	16,769
Danish Krone,
Expiring 01/26/15	UBS AG	DKK	17,925	3,050,598	3,019,939	30,659
Euro,
Expiring 01/28/15	Barclays Capital Group	EUR	21,863	27,749,269	27,415,082	334,187
Expiring 01/28/15	Citigroup Global Markets	EUR	1,350	1,709,769	1,692,673	17,096
Expiring 01/28/15	UBS AG	EUR	732	923,366	917,596	5,770
Expiring 01/28/15	UBS AG	EUR	534	669,204	669,369	(165)
Hungarian Forint,
Expiring 01/22/15	Citigroup Global Markets	HUF	845,129	3,457,900	3,430,543	27,357
Expiring 01/22/15	Deutsche Bank AG	HUF	418,034	1,714,400	1,696,880	17,520
Expiring 01/22/15	Goldman Sachs & Co.	HUF	852,603	3,492,900	3,460,879	32,021

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of October 31, 2014 continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee,
Expiring 11/03/14	Barclays Capital Group	INR	399,042	$6,500,109	$6,494,948	$5,161
Indonesia Rupiah,
Expiring 01/20/15	JPMorgan Chase	IDR	24,206,707	1,927,285	1,974,105	(46,820)
Israel Shekel,
Expiring 01/21/15	Citigroup Global Markets	ILS	7,368	1,980,918	1,940,217	40,701
Expiring 01/21/15	Citigroup Global Markets	ILS	3,880	1,039,327	1,021,616	17,711
Expiring 01/21/15	Citigroup Global Markets	ILS	2,641	698,600	695,322	3,278
Expiring 01/21/15	Citigroup Global Markets	ILS	1,566	418,700	412,493	6,207
Japanese Yen,
Expiring 01/28/15	BNP Paribas	JPY	19,426	180,591	173,130	7,461
Expiring 01/28/15	Goldman Sachs & Co.	JPY	10,408	95,358	92,757	2,601
Expiring 01/28/15	JPMorgan Chase	JPY	379,609	3,520,200	3,383,179	137,021
Expiring 01/28/15	JPMorgan Chase	JPY	188,634	1,749,400	1,681,162	68,238
Expiring 01/28/15	Toronto Dominion	JPY	898	8,259	8,002	257
New Taiwanese Dollar,
Expiring 02/02/15	Citigroup Global Markets	TWD	65,896	2,161,600	2,169,711	(8,111)
Expiring 02/02/15	UBS AG	TWD	246,387	8,137,230	8,112,572	24,658
New Zealand Dollar,
Expiring 01/16/15	Bank of America	NZD	1,067	840,515	825,412	15,103
Norwegian Krone,
Expiring 01/26/15	Bank of America	NOK	5,966	884,200	881,820	2,380
Expiring 01/26/15	UBS AG	NOK	11,765	1,764,600	1,739,052	25,548
Peruvian Nuevo Sol,
Expiring 04/10/15	BNP Paribas	PEN	6,307	2,129,452	2,120,599	8,853
Philippine Peso,
Expiring 11/14/14	Credit Suisse First Boston Corp.	PHP	184,584	4,202,740	4,111,335	91,405
Polish Zloty,
Expiring 01/26/15	Barclays Capital Group	PLN	5,951	1,768,300	1,759,871	8,429
Expiring 01/26/15	Citigroup Global Markets	PLN	12,403	3,708,341	3,667,833	40,508
Russian Ruble,
Expiring 12/17/14	BNP Paribas	RUB	29,607	698,600	678,138	20,462
Expiring 12/17/14	BNP Paribas	RUB	28,987	697,800	663,936	33,864
Expiring 12/17/14	BNP Paribas	RUB	14,552	349,700	333,302	16,398
Expiring 12/17/14	Citigroup Global Markets	RUB	14,741	365,800	337,637	28,163
Expiring 12/17/14	Citigroup Global Markets	RUB	13,470	333,000	308,526	24,474
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	31,540	805,000	722,419	82,581
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	14,084	343,000	322,583	20,417

See Notes to Financial Statements.

46

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won,
Expiring 12/17/14	UBS AG	KRW	1,059,157	$992,600	$989,184	$3,416
Expiring 12/17/14	UBS AG	KRW	943,897	875,600	881,538	(5,938)
Expiring 12/17/14	UBS AG	KRW	920,496	864,700	859,683	5,017
Expiring 12/17/14	UBS AG	KRW	895,019	831,400	835,889	(4,489)
Swedish Krona,
Expiring 01/26/15	Citigroup Global Markets	SEK	7,636	1,050,900	1,034,372	16,528
Expiring 01/26/15	Goldman Sachs & Co.	SEK	5,114	703,954	692,701	11,253
Thai Baht,
Expiring 11/18/14	Citigroup Global Markets	THB	18,415	569,067	564,935	4,132
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	41,084	1,211,900	1,260,378	(48,478)
Expiring 12/04/14	Barclays Capital Group	THB	26,209	816,978	803,438	13,540
Turkish Lira,
Expiring 01/20/15	Credit Suisse First Boston Corp.	TRY	8,853	3,876,033	3,911,413	(35,380)

				$141,918,103	$140,467,720	1,450,383

						$(436,822)

Cross currency exchange contracts outstanding at October 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
01/16/15	Buy	CAD	868	EUR	610	$4,682	Citigroup Global Markets
01/26/15	Buy	EUR	552	SEK	5,122	(2,059)	UBS AG
01/26/15	Buy	EUR	1,383	NOK	11,699	4,691	UBS AG
01/26/15	Buy	EUR	2,770	NOK	23,462	4,974	UBS AG
01/26/15	Buy	EUR	552	SEK	5,177	(9,018)	BNP Paribas
01/26/15	Buy	EUR	1,381	CHF	1,665	(605)	JPMorgan Chase
01/28/15	Buy	EUR	2,758	JPY	377,431	93,922	Citigroup Global Markets
01/26/15	Buy	SEK	13,028	CHF	1,693	3,824	Barclays Capital Group
01/20/15	Buy	TRY	3,967	EUR	1,401	(3,758)	Deutsche Bank AG

						$96,653

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of October 31, 2014 continued

Credit default swap agreements outstanding at October 31, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at October 31, 2014(5)	Unrealized Appreciation (Depreciation)
Exchange-Traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.22.V2	06/20/19	5.000%	5,940	$490,468	$448,596	$(41,872)
CDX.NA.HY.23.V1	12/20/19	5.000%	4,000	264,273	279,400	15,127

				$754,741	$727,996	$(26,745)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Petroleos Mexicanos	09/20/21	1.000%	1,500	1.361%	$32,421	$37,323	$(4,902)	Hong Kong & Shanghai Bank
Toll Brothers Finance Corp.	03/20/15	1.000%	420	0.198%	(1,798)	680	(2,478)	Credit Suisse First Boston Corp.

					$30,623	$38,003	$(7,380)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corportate issues—Sell Protection(2):
Petroleos Mexicanos	09/20/21	1.000%	2,500	1.361%	$(54,035)	$(70,059)	$16,024	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.7.AAA	01/17/47	0.500%	4,000	$(116,309)	$(146,288)	$29,979	Deutsche Bank AG

See Notes to Financial Statements.

48

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/17	1.000%	700	0.625%	$(7,679)	$(9,414)	$1,735	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.858%	(5,237)	(2,987)	(2,250)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.320%	(13,352)	(12,919)	(433)	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.508%	(16,334)	(10,231)	(6,103)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.740%	(5,571)	(5,072)	(499)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	1.065%	1,522	5,740	(4,218)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	0.453%	(16,868)	(16,512)	(356)	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.306%	(19,446)	(23,766)	4,320	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	1.249%	3,690	3,898	(208)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.781%	13,072	12,675	397	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.254%	(20,851)	(28,054)	7,203	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	1.206%	7,223	19,172	(11,949)	JPMorgan Chase

					$(79,831)	$(67,470)	$(12,361)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Belgium	12/20/24	1.000%	3,500	0.925%	$26,886	$20,902	$5,984	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments

as of October 31, 2014 continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Kingdom of Belgium	09/20/15	1.000%	1,300	0.176%	$11,122	$(41,964)	$53,086	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.540%	74,977	(14,500)	89,477	JPMorgan Chase
Kingdom of Spain	06/20/21	1.000%	700	1.076%	(2,411)	(7,647)	5,236	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	1.096%	(7,354)	18,280	(25,634)	Hong Kong & Shanghai Bank
Kingdom of Spain	06/20/24	1.000%	700	1.328%	(18,021)	(25,398)	7,377	Deutsche Bank AG
People’s Republic of China	12/20/19	1.000%	1,000	0.801%	10,933	10,204	729	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	2,000	0.801%	21,866	20,408	1,458	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	650	0.715%	9,062	603	8,459	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%	1,500	1.080%	(2,205)	(17,514)	15,309	Deutsche Bank AG
Republic of France	12/20/19	0.250%	7,000	0.503%	(85,997)	(107,630)	21,633	Hong Kong & Shanghai Bank
Republic of France	06/20/15	0.250%	5,000	0.110%	5,947	(176,315)	182,262	Barclays Capital Group
Republic of France	06/20/16	0.250%	2,700	0.182%	3,813	(156,882)	160,695	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.264%	(176)	(194,310)	194,134	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.208%	5,388	(353,862)	359,250	Citigroup Global Markets

See Notes to Financial Statements.

50

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of France	03/20/19	0.250%	1,200	0.431%	$(8,983)	$(14,962)	$5,979	Deutsche Bank AG
Republic of France	03/20/24	0.250%	1,200	0.839%	(58,390)	(71,827)	13,437	Goldman Sachs & Co.
Republic of France	09/20/22	0.250%	3,000	0.743%	(105,957)	(290,349)	184,392	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.533%	(43,029)	(188,678)	145,649	JPMorgan Chase
Republic of France	03/20/22	0.250%	1,250	0.702%	(38,204)	(167,252)	129,048	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.208%	18,172	(31,892)	50,064	UBS AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.128%	(6,132)	(70,888)	64,756	Goldman Sachs & Co.
Republic of Indonesia	09/20/18	1.000%	2,200	1.060%	(2,434)	(122,244)	119,810	Deutsche Bank AG
Republic of Ireland	06/20/21	1.000%	700	0.713%	13,283	3,081	10,202	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.931%	4,905	(8,907)	13,812	Deutsche Bank AG
Republic of Ireland	12/20/14	1.000%	2,000	0.150%	4,692	(399,762)	404,454	Hong Kong & Shanghai Bank
Republic of Ireland	06/20/18	1.000%	2,000	0.412%	44,518	(81,677)	126,195	Hong Kong & Shanghai Bank
Republic of Italy	06/20/21	1.000%	700	1.365%	(14,607)	(18,944)	4,337	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.693%	(49,149)	(50,860)	1,711	Deutsche Bank AG
Republic of Italy	12/20/16	1.000%	2,000	0.626%	18,287	(293,423)	311,710	UBS AG
Republic of Latvia	06/20/19	1.000%	700	1.009%	543	2,637	(2,094)	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments

as of October 31, 2014 continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of Latvia	09/20/19	1.000%	3,000	1.060%	$(5,059)	$5,686	$(10,745)	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	1.009%	533	2,637	(2,104)	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	1.060%	(4,997)	5,603	(10,600)	Barclays Capital Group
Republic of Philippines	09/20/21	1.000%	1,000	1.212%	(12,262)	(15,838)	3,576	Hong Kong & Shanghai Bank
Republic of Poland	06/20/21	1.000%	1,000	0.834%	11,496	17,974	(6,478)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	2.155%	(46,297)	(44,566)	(1,731)	Deutsche Bank AG
Republic of Portugal	12/20/14	1.000%	1,500	0.594%	2,595	(412,058)	414,653	Barclays Capital Group
Republic of Portugal	06/20/24	1.000%	400	2.467%	(44,264)	(39,790)	(4,474)	Deutsche Bank AG
Republic of Slovakia	06/20/21	1.000%	1,000	0.780%	14,912	21,924	(7,012)	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.765%	(55,074)	(69,737)	14,663	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.412%	(19,688)	(64,857)	45,169	Goldman Sachs & Co.

					$(326,760)	$(3,424,594)	$3,097,834

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

52

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	$7,115	$(158,951)	$(166,066)
CHF	5,700	02/13/16	0.090%	6 Month CHF LIBOR(2)	(215)	4,753	4,968
CHF	3,900	02/13/19	0.520%	6 Month CHF LIBOR(1)	5,183	(67,142)	(72,325)
CHF	980	02/13/24	1.365%	6 Month CHF LIBOR(2)	(4,233)	61,271	65,504
EUR	6,000	09/25/15	(0.048%)	1 Day EONIA(1)	184	1,442	1,258
EUR	4,500	09/24/16	(0.045%)	1 Day EONIA(1)	182	910	728
EUR	4,000	03/13/17	0.493%	3 Month EURIBOR(1)	3,727	(43,527)	(47,254)
EUR	2,000	10/24/18	—	3 Month EURIBOR(3)	(46)	2,067	2,113
EUR	830	07/02/19	0.656%	6 Month EURIBOR(2)	(347)	11,806	12,153

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments

as of October 31, 2014 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (cont’d.):
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	$(667)	$17,560	$18,227
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	(608)	18,271	18,879
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	(7,449)	94,032	101,481
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	(16,560)	208,448	225,008
EUR	2,000	03/04/29	2.302%	6 Month EURIBOR(2)	270,784	292,639	21,855
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	(5,456)	94,085	99,541
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	(6,736)	90,320	97,056
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	(10,074)	130,660	140,734
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	(308)	22,078	22,386
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	(439)	24,079	24,518
GBP	2,300	03/05/34	3.926%	6 Month GBP LIBOR(1)	9,160	(190,887)	(200,047)
GBP	920	03/07/34	3.993%	6 Month GBP LIBOR(1)	3,864	(83,423)	(87,287)
HKD	48,000	02/25/16	0.630%	3 Month HIBOR(2)	20	8,578	8,558
JPY	90,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	(2,974)	36,085	39,059
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	(1,752)	21,362	23,114
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	(324)	12,169	12,493
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	3	8,477	8,474
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	(1,627)	21,045	22,672
JPY	160,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	(443)	16,669	17,112
JPY	90,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	15	(561)	(576)
MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(2,096)	54,079	56,175
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(3,727)	86,573	90,300
MXN	4,000	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	84	(10,369)	(10,453)
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	(1,226)	14,104	15,330
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	(2,004)	35,062	37,066
NZD	750	03/13/24	5.080%	3 Month BBR(2)	(2,433)	31,481	33,914
SEK	13,300	08/26/16	1.930%	3 Month STIBOR(2)	(6,130)	52,720	58,850
SEK	10,000	08/29/24	1.657%	3 Month STIBOR(2)	27	23,847	23,820
ZAR	85,000	02/24/16	7.220%	3 Month JIBAR(2)	(4,304)	72,790	77,094
	7,000	02/27/16	0.461%	3 Month LIBOR(1)	167	(2,764)	(2,931)
	14,900	05/07/16	0.552%	3 Month LIBOR(1)	139	(10,822)	(10,961)
	10,770	06/30/16	0.655%	3 Month LIBOR(1)	(2,423)	(17,776)	(15,353)
	10,000	05/07/17	0.987%	3 Month LIBOR(2)	144	13,401	13,257
	4,115	12/24/17	1.384%	3 Month LIBOR(1)	720	(24,736)	(25,456)
	4,600	07/07/18	1.515%	3 Month LIBOR(1)	149	(21,492)	(21,641)
	11,100	08/31/18	1.644%	3 Month LIBOR(1)	172	(89,525)	(89,697)
	5,900	08/31/18	1.686%	3 Month LIBOR(1)	174	(56,983)	(57,157)
	8,800	08/31/18	1.758%	3 Month LIBOR(1)	185	(109,124)	(109,309)
	47,100	02/28/19	1.806%	3 Month LIBOR(1)	113,042	(317,249)	(430,291)
	21,000	08/08/19	3.111%	3 Month LIBOR(2)	203	445,962	445,759
	7,960	08/18/24	2.750%	3 Month LIBOR(2)	134	207,456	207,322

					$330,976	$1,030,950	$699,974

See Notes to Financial Statements.

54

Cash of $130,000 and Foreign Bonds with a combined market value of $1,476,863 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at October 31, 2014.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	$(59,200)	$—	$(59,200)	Deutsche Bank AG
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	84,368	—	84,368	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	23,402	—	23,402	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	35,229	—	35,229	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	31,305	—	31,305	Barclays Capital Group
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	7,666	—	7,666	Hong Kong & Shanghai Bank
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(110,923)	—	(110,923)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	77,131	—	77,131	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	48,793	—	48,793	Hong Kong & Shanghai Bank
BRL	5,610	01/01/17	9.130%	1 Day BZDIOVER(2)	(148,976)	—	(148,976)	Barclays Capital Group
BRL	8,819	01/02/17	10.580%	1 Day BZDIOVER(2)	(100,073)	—	(100,073)	Hong Kong & Shanghai Bank
BRL	10,921	01/01/18	11.770%	1 Day BZDIOVER(2)	(42,343)	—	(42,343)	Deutsche Bank AG
BRL	445	01/01/21	9.960%	1 Day BZDIOVER(2)	(16,622)	—	(16,622)	UBS AG
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(31,844)	—	(31,844)	Barclays Capital Group
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(31,844)	—	(31,844)	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments

as of October 31, 2014 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
BRL	4,228	01/01/21	12.640%	1 Day BZDIOVER(2)	$125,610	$—	$125,610	Deutsche Bank AG
BRL	859	01/01/21	13.115%	1 Day BZDIOVER(2)	38,796	—	38,796	Deutsche Bank AG
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	18,851	—	18,851	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	2,109	—	2,109	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	1,930	—	1,930	Bank of Nova Scotia
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	31,435	—	31,435	Bank of Nova Scotia
CHF	30,000	07/31/15	(0.015%)	3 Month CHF LIBOR(1)	(8,102)	—	(8,102)	Hong Kong & Shanghai Bank
CHF	1,000	03/01/22	1.030%	6 Month CHF LIBOR(2)	48,801	—	48,801	Credit Suisse First Boston Corp.
CLP	700,000	02/27/24	5.230%	6 Month CLICP(2)	64,487	—	64,487	Deutsche Bank AG
COP	3,300,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	31,875	—	31,875	Hong Kong & Shanghai Bank
COP	1,000,000	06/27/23	6.840%	1 Day COLIBOR OIS(2)	32,588	—	32,588	Deutsche Bank AG
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	51,856	—	51,856	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	60,635	—	60,635	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	56,690	—	56,690	Credit Suisse First Boston Corp.
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	59,432	—	59,432	Citigroup Global Markets

See Notes to Financial Statements.

56

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	$116,892	$—	$116,892	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	146,927	—	146,927	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	16,916	—	16,916	Citigroup Global Markets
GBP	2,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	6,936	—	6,936	Hong Kong & Shanghai Bank
GBP	200	09/27/22	1.790%	3 Month GBP LIBOR(2)	(4,535)	—	(4,535)	Hong Kong & Shanghai Bank
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	112,728	—	112,728	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	86,321	—	86,321	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	41,262	—	41,262	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	30,573	—	30,573	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(28,566)	—	(28,566)	Hong Kong & Shanghai Bank
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	40,460	—	40,460	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	247,660	—	247,660	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	283,534	—	283,534	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	122,680	—	122,680	Hong Kong & Shanghai Bank
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	121,278	—	121,278	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	165,392	—	165,392	Credit Suisse First Boston Corp.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments

as of October 31, 2014 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
INR	75,000	06/02/24	8.305%	1 Day MIBOR(2)	$63,825	$—	$63,825	Credit Suisse First Boston Corp.
JPY	300,000	01/15/16	0.790%	Japan CPI(2)	(76,981)	—	(76,981)	Barclays Capital Group
JPY	60,000	02/02/21	1.265%	6 Month JPY LIBOR(2)	33,272	—	33,272	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 Month JPY LIBOR(2)	58,616	—	58,616	Barclays Capital Group
JPY	50,000	06/02/21	1.200%	6 Month JPY LIBOR(2)	27,267	—	27,267	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 Month JPY LIBOR(2)	23,595	—	23,595	Barclays Capital Group
JPY	40,000	06/28/21	1.123%	6 Month JPY LIBOR(2)	19,683	—	19,683	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	14,035	—	14,035	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 Month JPY LIBOR(2)	52,501	—	52,501	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 Month JPY LIBOR(2)	13,376	—	13,376	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 Month JPY LIBOR(2)	33,582	—	33,582	Barclays Capital Group
JPY	175,000	03/15/23	0.755%	6 Month JPY LIBOR(2)	39,027	—	39,027	Barclays Capital Group
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	70,218	—	70,218	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	56,312	—	56,312	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	59,878	—	59,878	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	162,590	—	162,590	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month JPY LIBOR(2)	16,468	—	16,468	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month JPY LIBOR(2)	29,829	—	29,829	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	20,751	—	20,751	Citigroup Global Markets

See Notes to Financial Statements.

58

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	$19,355	$—	$19,355	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	71,099	—	71,099	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	86,052	—	86,052	Credit Suisse First Boston Corp.
JPY	110,000	08/18/31	1.750%	6 Month JPY LIBOR(2)	102,113	—	102,113	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 Month JPY LIBOR(2)	23,078	—	23,078	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month JPY LIBOR(2)	180,441	—	180,441	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 Month JPY LIBOR(2)	18,542	—	18,542	Barclays Capital Group
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	68,663	—	68,663	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	22,547	—	22,547	Hong Kong & Shanghai Bank
JPY	40,000	07/09/42	1.705%	6 Month JPY LIBOR(2)	22,938	—	22,938	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 Month JPY LIBOR(2)	6,698	—	6,698	Barclays Capital Group
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	70,737	—	70,737	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(157,657)	—	(157,657)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month JPY LIBOR(1)	(60,119)	—	(60,119)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(53,382)	—	(53,382)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	106,684	—	106,684	JPMorgan Chase
KRW	1,500,000	08/14/21	2.773%	3 Month KRW Certificate of Deposit Rate(2)	41,400	—	41,400	Hong Kong & Shanghai Bank
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	62,763	—	62,763	Deutsche Bank AG
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	130,052	—	130,052	Credit Suisse First Boston Corp.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Portfolio of Investments

as of October 31, 2014 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
MXN	20,000	08/13/19	4.985%	28 Day Mexican Interbank Rate(2)	$(8,298)	$—	$(8,298)	Hong Kong & Shanghai Bank
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(72,081)	—	(72,081)	Barclays Capital Group
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	108,260	—	108,260	Barclays Capital Group
MYR	7,000	07/02/19	4.080%	3 Month KLIBOR(1)	(17,990)	—	(17,990)	Hong Kong & Shanghai Bank
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	87,994	—	87,994	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	66,820	—	66,820	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	18,086	—	18,086	Citigroup Global Markets
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	(1,560)	—	(1,560)	Hong Kong & Shanghai Bank
NZD	1,700	08/09/18	4.145%	3 Month BBR(2)	5,629	—	5,629	Hong Kong & Shanghai Bank
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	(34,954)	—	(34,954)	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	17,300	—	17,300	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	329,153	—	329,153	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	315,816	—	315,816	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	385,627	—	385,627	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	169,919	—	169,919	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	158,679	—	158,679	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(323,399)	—	(323,399)	JPMorgan Chase
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(340,563)	—	(340,563)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	(207,456)	—	(207,456)	Hong Kong & Shanghai Bank
RUB	110,000	05/14/15	9.800%	3 Month MOSPRIME(1)	(37,502)	—	(37,502)	Credit Suisse First Boston Corp.
RUB	100,000	06/02/15	9.690%	3 Month MOSPRIME(1)	(28,502)	—	(28,502)	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

60

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
RUB	110,000	05/14/17	9.290%	3 Month MOSPRIME(2)	$(88,027)	$—	$(88,027)	Credit Suisse First Boston Corp.
RUB	100,000	06/02/19	9.050%	3 Month MOSPRIME(2)	(146,760)	—	(146,760)	Hong Kong & Shanghai Bank
RUB	70,000	04/10/23	7.470%	3 Month MOSPRIME(2)	(293,877)	—	(293,877)	Deutsche Bank AG
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	73,854	—	73,854	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	56,729	—	56,729	Citigroup Global Markets
SEK	3,000	01/16/23	2.200%	3 Month STIBOR(2)	36,663	—	36,663	Barclays Capital Group
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(6,976)	—	(6,976)	Bank of America
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	34,662	—	34,662	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	52,027	—	52,027	Bank of America
TWD	390,000	09/29/15	1.090%	3 Month Secondary Market CP Bank Rate(1)	(34,218)	—	(34,218)	Bank of America
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	78,519	—	78,519	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	41,842	—	41,842	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	35,044	—	35,044	Hong Kong & Shanghai Bank
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(30,582)	—	(30,582)	Citigroup Global Markets
	720	02/24/42	2.864%	3 Month LIBOR(2)	(20,337)	—	(20,337)	Citigroup Global Markets

					$3,748,909	$—	$3,748,909

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month EURIBOR and receives the floating rate of 1 Month EURIBOR.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Portfolio of Investments

as of October 31, 2014 continued

Currency swap agreements outstanding at October 31, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,688	3 Month LIBOR	EUR	1,300	3 month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	$60,058	$—	$60,058
326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	13,570	—	13,570
808	3 Month LIBOR plus 623 bps	JPY	62,000	5.500%	Citigroup Global Markets	12/15/14	238,961	—	238,961
494	3 Month LIBOR plus 390 bps	EUR	400	5.000%	Citigroup Global Markets	03/18/15	(22,815)	(14,732)	(8,083)
2,105	3 Month LIBOR plus 190 bps	CHF	2,000	2.625%	Citigroup Global Markets	05/12/15	1,649	(78,305)	79,954
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	76,765	(11,241)	88,006
307	3 Month LIBOR plus 333 bps	JPY	24,000	4.500%	Citigroup Global Markets	06/08/15	91,533	(12,097)	103,630
1,246	3 Month LIBOR plus 498 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	361,925	62	361,863
690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	53,229	(16,600)	69,829
649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	13,089	(16,422)	29,511
582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	(43,194)	(5,471)	(37,723)
263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	13,193	—	13,193
651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	10,210	42	10,168
303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	4,976	(15,773)	20,749
651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	(5,087)	(22,723)	17,636
960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	35,349	—	35,349
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	311,763	66	311,697
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(953)	(22,679)	21,726
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(3,013)	(27,045)	24,032
1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	546,146	38,560	507,586
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	(12,018)	(11,428)	(590)
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	(23,968)	(20,832)	(3,136)

See Notes to Financial Statements.

62

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,111	3 Month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse First Boston Corp.	05/12/15	$66,561	$(25,901)	$92,462
567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	55,725	676	55,049
12,789	3 Month LIBOR	EUR	9,645	3 Month EURIBOR minus 26.00 bps	Deutsche Bank AG	01/25/15	708,387	—	708,387
439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	39,940	—	39,940
JPY 510,300	3 Month LIBOR minus 23.25 bps		5,000	3 Month LIBOR	Goldman Sachs & Co.	06/17/16	(451,235)	—	(451,235)
5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	459,292	—	459,292
293	3 Month LIBOR	EUR	220	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	17,699	—	17,699
107	3 Month LIBOR	CHF	100	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	3,117	—	3,117
461	3 Month LIBOR	EUR	350	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	23,276	—	23,276
114	3 Month CHF LIBOR minus 13.30 bps	CHF	100	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	10,444	—	10,444
TRY 4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(339,584)	—	(339,584)
TRY 7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(225,374)	—	(225,374)
635	3 Month LIBOR	EUR	500	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	9,134	—	9,134
147	3 Month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan Chase	11/30/15	(9,382)	(2,177)	(7,205)
3,049	3 Month LIBOR	DKK	18,000	3 Month CIBOR minus 37.00 bps	JP Morgan Chase	10/03/16	18,830	—	18,830
AUD 3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(141,217)	—	(141,217)

							$1,966,981	$(264,020)	$2,231,001

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Portfolio of Investments

as of October 31, 2014 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$202,637,410	$1,769,625
Asset-Backed Securities
Collateralized Debt Obligations	—	3,854,930	—
Collateralized Loan Obligations	—	18,299,940	—
Residential Mortgage-Backed Securities	—	33,422,392	2,466,090
Bank Loans	—	2,142,509	639,077
Commercial Mortgage-Backed Securities	—	20,929,619	—
Corporate Bonds	—	48,945,942	627,111
Municipal Bonds	—	3,501,893	—
U.S. Government Agency Obligations	—	1,269,288	—
U.S. Treasury Obligations	—	894,896	—
Preferred Stock	106,480	—	—
Affiliated Money Market Mutual Fund	2,674,400	—	—
Options Purchased	733,765	323,633	—
Options Written	(414,133)	(1,013,736)	—
Other Financial Instruments*
Futures Contracts	786,007	—	—
Forward Foreign Currency Exchange Contracts	—	(436,822)	—
Cross Currency Exchange Contracts	—	96,653	—
Exchange-traded credit default swaps	—	(26,745)	—
Over-the-counter credit default swaps	—	(546,312)	—
Exchange-traded interest rate swaps	—	699,974	—
Over-the-counter interest rate swaps	—	3,640,649	108,260
Currency Swap Agreements	—	1,966,981	—

Total	$3,886,519	$340,603,094	$5,610,163

See Notes to Financial Statements.

64

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Residential Mortgage- Backed Securities	Bank Loans	Corporate Bonds	Interest Rate Swaps		Forward Rate Agreements
Balance as of 10/31/13	$5,027,381	$—	$636,555	$670,317	$(1,075)		$19,543
Realized gain (loss)	—	—	—	—	—	**	—	**
Change in unrealized appreciation (depreciation)***	(111,209)	(19,540)	(5,231)	9,620	109,335		(19,543)
Purchases	—	2,498,734	—	—	—		—
Sales	—	(13,104)	—	(52,826)	—		—
Accrued discount/premium	—	—	7,753	—	—		—
Transfers into Level 3	—	—	—	—	—		—
Transfers out of Level 3	(3,146,547)	—	—	—	—		—

Balance as of 10/31/14	$1,769,625	$2,466,090	$639,077	$627,111	$108,260		$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $ (68,170).
***	Of which, $ (17,025) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one foreign bond transferred out of Level 3 as a result of the security no longer using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

Portfolio of Investments

as of October 31, 2014 continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2014 was as follows (Unaudited):

Sovereign Bonds	50.4%
Residential Mortgage-Backed Securities	10.2
Commercial Mortgage-Backed Securities	5.9
Collateralized Loan Obligations	5.2
Banking	4.8
Foreign Agencies	3.6
Electric	1.5
Technology	1.5
Cable	1.2
Media & Entertainment	1.2
Collateralized Debt Obligations	1.1
Foods	1.1
Building Materials & Construction	1.0
Municipal Bonds	1.0
Healthcare & Pharmaceutical	0.9
Affiliated Money Market Mutual Fund	0.8
Telecommunications	0.8
Capital Goods	0.6
Gaming	0.6
Pipelines & Other	0.5
Metals	0.4
Brokerage	0.4
Non-Captive Finance	0.4%
U.S. Government Agency Obligations	0.4
Options Purchased	0.3
Paper	0.3
U.S. Treasury Obligations	0.2
Chemicals	0.2
Insurance	0.2
Retailers	0.2
Aerospace & Defense	0.2
Airlines	0.2
Financials	0.1
Railroads	0.1
Consumer	0.1
Real Estate Investment Trust	0.1
Tobacco	0.1
Energy—Other	0.1
Energy—Integrated	0.1
Options Written	(0.4)

97.6
Other assets in excess of liabilities	2.4

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

66

Fair values of derivative instruments as of October 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$786,007	*	—	$—
Interest rate contracts	Due from/to broker—variation margin exchange-traded swaps	2,046,778	*	Due from/to broker—variation margin exchange-traded swaps	1,346,804	*
Interest rate contracts	Premiums paid for swap agreements	39,406		Premiums received for swap agreements	303,426
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	9,818,306		Unrealized depreciation on over-the-counter swap agreements	3,838,396
Interest rate contracts	Unaffiliated investments	733,765		Options written outstanding, at value	414,133
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	2,033,631		Unrealized depreciation on foreign currency exchange contracts	2,470,453
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	112,093		Unrealized depreciation on cross currency exchange contracts	15,440
Foreign exchange contracts	Unaffiliated investments	259,437		Options written outstanding, at value	984,018
Credit contracts	Premiums paid for swap agreements	209,427		Premiums received for swap agreements	3,879,835
Credit contracts	Due from/to broker—variation margin exchange-traded swaps	15,127	*	Due from/to broker—variation margin exchange-traded swaps	41,872	*
Credit contracts	Unaffiliated investments	64,196		Options written outstanding, at value	29,718
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	3,228,364		Unrealized depreciation on over-the-counter swap agreements	104,268

Total		$19,346,537			$13,428,363

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Portfolio of Investments

as of October 31, 2014 continued

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$870,926	$870,926
Foreign exchange contracts	(145,958)	—	—	—	(4,049,748)	—	(4,195,706)
Interest rate contracts	(157,008)	13,713	1,620,672	20,798	—	1,323,884	2,822,059

	$(302,966)	$13,713	$1,620,672	$20,798	$(4,049,748)	$2,194,810	$(502,721)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Forward and Cross Currency Contracts**	Total
Interest rate contracts	$110,852	$(45,953)	$671,610	$(19,543)	$5,741,199	$—	$6,458,165
Foreign exchange contracts	(117,542)	(585,819)	—	—	—	(334,861)	(1,038,222)
Credit contracts	(39,754)	24,633	—	—	237,068	—	221,947

	$(46,444)	$(607,139)	$671,610	$(19,543)	$5,978,267	$(334,861)	$5,641,890

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

68

For the year ended October 31, 2014, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Options Written (Notional Amount in USD (000))	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Cross Currency Contracts (Notional Amount in USD (000))
$467,295	$62,640	$41,732,714	$28,278,328	$221,724,920	$152,111,925	$9,821

Forward Rate Agreements (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))
$98,392	$473,607	$14,576	$63,228	$49,723

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$432,260	$(117,406)	$(425,786)	$—
Bank of Nova Scotia	35,474	—	—	35,474
Barclays Capital Group	2,509,342	(1,871,678)	(814,439)	—
BNP Paribas	160,375	(160,375)	—	—
Citigroup Global Markets	4,306,235	(1,574,890)	(2,316,249)	415,096
Credit Suisse First Boston Corp.	1,191,055	(448,805)	(800,000)	—
Deutsche Bank AG	2,246,162	(1,166,631)	(919,852)	159,679
Goldman Sachs & Co.	707,635	(707,635)	—	—
Hong Kong & Shanghai Bank	2,236,752	(2,236,752)	—	—
JPMorgan Chase	1,036,671	(967,813)	—	68,858

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Portfolio of Investments

as of October 31, 2014 continued

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Morgan Stanley	$193,244	$(193,244)	$—	$—
Royal Bank of Scotland Group PLC	73,854	—	—	73,854
Toronto Dominion	32,757	(32,757)	—	—
UBS AG	603,044	(603,044)	—	—

	$15,764,860

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(117,406)	$117,406	$—	$—
Bank of Nova Scotia	—	—	—	—
Barclays Capital Group	(1,871,678)	1,871,678	—	—
BNP Paribas	(1,156,750)	160,375	—	(996,375)
Citigroup Global Markets	(1,574,890)	1,574,890	—	—
Credit Suisse First Boston Corp.	(448,805)	448,805	—	—
Deutsche Bank AG	(1,166,631)	1,166,631	—	—
Goldman Sachs & Co.	(747,844)	707,635	—	(40,209)
Hong Kong & Shanghai Bank	(2,702,933)	2,236,752	350,000	(116,181)
JPMorgan Chase	(967,813)	967,813	—	—
Morgan Stanley	(196,970)	193,244	—	(3,726)
Royal Bank of Scotland Group PLC	—	—	—	—
Toronto Dominion	(62,368)	32,757	—	(29,611)
UBS AG	(611,466)	603,044	146,850	—

	$(11,625,554)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

70

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • OCTOBER 31, 2014

Prudential Global Total Return Fund, Inc.

Statement of Assets & Liabilities

as of October 31, 2014

Assets
Investments at value:
Unaffiliated investments (cost $339,355,583)	$342,564,600
Affiliated investments (cost $2,674,400)	2,674,400
Cash	316,121
Foreign currency, at value (cost $945,945)	942,589
Deposit with broker	480,000
Unrealized appreciation on over-the-counter swap agreements	13,046,670
Dividends and interest receivable	5,217,966
Receivable for investments sold	2,317,279
Unrealized appreciation on forward foreign currency exchange contracts	2,033,631
Receivable for Fund shares sold	1,222,137
Premium paid for swap agreements	248,833
Due from broker—variation margin swaps	114,397
Unrealized appreciation on cross currency exchange contracts	112,093
Tax reclaim receivable	33,778
Prepaid expenses	2,727

Total assets	371,327,221

Liabilities
Payable for investments purchased	4,670,173
Premium received for swap agreements	4,183,261
Unrealized depreciation on over-the-counter swap agreements	3,942,664
Unrealized depreciation on forward foreign currency exchange contracts	2,470,453
Payable for Fund shares reacquired	1,637,247
Options written outstanding, at value (premiums received $820,730)	1,427,869
Accrued expenses and other liabilities	237,275
Dividends payable	235,997
Management fee payable	190,896
Due to broker—variation margin futures	94,992
Distribution fee payable	74,247
Affiliated transfer agent fee payable	17,446
Unrealized depreciation on cross currency exchange contracts	15,440

Total liabilities	19,197,960

Net Assets	$352,129,261

Net assets were comprised of:
Common stock, at par	$511,414
Paid-in capital in excess of par	344,706,820

345,218,234
Distributions in excess of net investment income	(1,349,241)
Accumulated net realized loss on investment and foreign currency transactions	(4,301,236)
Net unrealized appreciation on investments and foreign currencies	12,561,504

Net assets, October 31, 2014	$352,129,261

See Notes to Financial Statements.

72

Class A
Net asset value and redemption price per share ($190,393,935 ÷ 27,679,630 shares of common stock issued and outstanding)	$6.88
Maximum sales charge (4.50% of offering price)	0.32

Maximum offering price to public	$7.20

Class B
Net asset value, offering price and redemption price per share ($6,548,001 ÷ 952,242 shares of common stock issued and outstanding)	$6.88

Class C
Net asset value, offering price and redemption price per share ($34,690,687 ÷ 5,054,010 shares of common stock issued and outstanding)	$6.86

Class Q
Net asset value, offering price and redemption price per share ($868,845 ÷ 124,675 shares of common stock issued and outstanding)	$6.97

Class Z
Net asset value, offering price and redemption price per share ($119,627,793 ÷ 17,330,801 shares of common stock issued and outstanding)	$6.90

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	73

Statement of Operations

Year Ended October 31, 2014

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $4,196)	$10,947,765
Unaffiliated dividend income	7,875
Affiliated dividend income	7,868

Total income	10,963,508

Expenses
Management fee	1,767,097
Distribution fee—Class A	489,459
Distribution fee—Class B	67,904
Distribution fee—Class C	303,775
Transfer agent’s fees and expenses (including affiliated expense of $71,400)	361,000
Custodian’s fees and expenses	303,000
Registration fees	91,000
Shareholders’ reports	72,000
Audit fee	61,000
Legal fees and expenses	23,000
Directors’ fees	20,000
Insurance	4,000
Loan interest expense	14
Miscellaneous	19,702

Total expenses	3,582,951
Less: Distribution fee waiver—Class A	(81,576)

Net expenses	3,501,375

Net investment income	7,462,133

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,162,089
Futures transactions	1,620,672
Options written transactions	13,713
Forward rate agreement transactions	20,798
Swap agreement transactions	2,194,810
Foreign currency transactions	(3,654,226)

3,357,856

Net change in unrealized appreciation (depreciation) on:
Investments	(8,873,149)
Futures contracts	671,610
Options written	(607,139)
Forward rate agreements	(19,543)
Swap agreements	5,978,267
Foreign currencies	(607,448)

(3,457,402)

Net loss on investment and foreign currency transactions	(99,546)

Net Increase In Net Assets Resulting From Operations	$7,362,587

See Notes to Financial Statements.

74

Statement of Changes in Net Assets

	Year Ended October 31,
	2014	2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,462,133	$8,952,802
Net realized gain (loss) on investment and foreign currency transactions	3,357,856	(8,304,888)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,457,402)	(3,174,519)

Net increase (decrease) in net assets resulting from operations	7,362,587	(2,526,605)

Dividends and Distributions (Note 1)
Dividends from net investment income*
Class A	(3,369,995)	(4,568,804)
Class B	(115,286)	(151,647)
Class C	(515,247)	(748,588)
Class Q	(6,739)	(354)
Class Z	(1,543,783)	(2,160,989)

	(5,551,050)	(7,630,382)

Tax return of capital distributions
Class A	(3,421,507)	(2,917,322)
Class B	(117,048)	(96,831)
Class C	(523,123)	(477,997)
Class Q	(6,842)	(226)
Class Z	(1,567,379)	(1,379,858)

	(5,635,899)	(4,872,234)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	179,325,048	123,867,983
Net asset value of shares issued in reinvestment of dividends and distributions	8,726,155	9,379,824
Cost of shares reacquired	(88,583,224)	(162,525,904)

Net increase (decrease) in net assets from Fund share transactions	99,467,979	(29,278,097)

Total increase (decrease)	95,643,617	(44,307,318)

Net Assets:
Beginning of year	256,485,644	300,792,962

End of year	$352,129,261	$256,485,644

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	75

Notes to Financial Statements

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to seek total return, made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

76

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Global Total Return Fund, Inc.	77

Notes to Financial Statements

continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

78

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Prudential Global Total Return Fund, Inc.	79

Notes to Financial Statements

continued

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one currency will be exchanged for a specified amount of another currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be

80

realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

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Notes to Financial Statements

continued

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Inflation Swaps: The Fund may enter into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the

Prudential Global Total Return Fund, Inc.	83

Notes to Financial Statements

continued

right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the

84

respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of October 31, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no

Prudential Global Total Return Fund, Inc.	85

Notes to Financial Statements

continued

federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate was .65% for the year ended October 31, 2014.

For the year ended October 31, 2014, PI had voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the Fund’s average daily net assets. For the year ended October 31, 2014, the Fund did not exceed the 1.10% expense limit. Effective November 1, 2014, PI has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .81% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing

86

and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Through February 29, 2016, PIMS has contractually agreed to limit such fees to ..25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $255,076 in front-end sales charges resulting from sales of Class A shares during the year ended October 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2014, it received $44, $15,201 and $5,921 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for year ended October 31, 2014, were $222,656,529 and $120,442,579, respectively.

Prudential Global Total Return Fund, Inc.	87

Notes to Financial Statements

continued

Transactions in options written during the year ended October 31, 2014, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2013	$—	$—
Options written	413,040	1,017,472
Options terminated in closing purchase transactions	(97,640)	(105,920)
Options expired	(27,600)	(90,822)

Options outstanding at October 31, 2014	$287,800	$820,730

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended October 31, 2014, the adjustments were to decrease distributions in excess of net investment income by $4,501,281, increase accumulated net realized loss on investment and foreign currency transactions by $54,705 and decrease paid-in capital in excess of par by $4,446,576 due to reclassification of net foreign currency loss, reclass of paydown and swap gain (loss), differences in the treatment of premium amortization and book to tax differences in the treatment of distributions. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended October 31, 2014, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $5,551,050 of ordinary income and $5,635,899 of tax return of capital. For the year ended October 31, 2013, the tax character of dividends paid were $7,630,382 of ordinary income and $4,872,234 of tax return of capital.

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As of October 31, 2014, the Fund did not have any distributable earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2014 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$346,001,534	$9,603,965	$(10,366,499)	$(762,534)	$8,240,026	$7,477,492

The difference between book and tax basis is primarily attributable to deferred losses on wash sales, difference in the treatment of premium amortization and other book to tax differences. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, futures and mark-to-market of receivables and payables.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $4,447,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended October 31, 2014. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$566,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Global Total Return Fund, Inc.	89

Notes to Financial Statements

continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

As of October 31, 2014, Prudential Financial, Inc. through its affiliates owned 1,618 Class Q shares of the Fund.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2014:
Shares sold	11,155,731	$77,962,652
Shares issued in reinvestment of dividends and distributions	787,143	5,472,817
Shares reacquired	(6,552,275)	(45,418,537)

Net increase (decrease) in shares outstanding before conversion	5,390,599	38,016,932
Shares issued upon conversion from Class B and Class Z	52,872	369,296
Shares reacquired upon conversion into Class Z	(1,053,770)	(7,445,065)

Net increase (decrease) in shares outstanding	4,389,701	$30,941,163

Year ended October 31, 2013:
Shares sold	7,776,808	$55,202,078
Shares issued in reinvestment of dividends and distributions	850,609	5,921,669
Shares reacquired	(9,817,174)	(68,048,037)

Net increase (decrease) in shares outstanding before conversion	(1,189,757)	(6,924,290)
Shares issued upon conversion from Class B and Class Z	98,172	685,544
Shares reacquired upon conversion into Class Z	(178,014)	(1,255,113)

Net increase (decrease) in shares outstanding	(1,269,599)	$(7,493,859)

Class B
Year ended October 31, 2014:
Shares sold	92,725	$647,425
Shares issued in reinvestment of dividends and distributions	22,508	156,486
Shares reacquired	(150,848)	(1,041,937)

Net increase (decrease) in shares outstanding before conversion	(35,615)	(238,026)
Shares reacquired upon conversion into Class A	(36,151)	(252,472)

Net increase (decrease) in shares outstanding	(71,766)	$(490,498)

Year ended October 31, 2013:
Shares sold	361,917	$2,568,479
Shares issued in reinvestment of dividends and distributions	23,697	164,818
Shares reacquired	(246,478)	(1,709,180)

Net increase (decrease) in shares outstanding before conversion	139,136	1,024,117
Shares reacquired upon conversion into Class A	(51,536)	(360,766)

Net increase (decrease) in shares outstanding	87,600	$663,351

Prudential Global Total Return Fund, Inc.	91

Notes to Financial Statements

continued

Class C	Shares	Amount
Year ended October 31, 2014:
Shares sold	1,932,678	$13,476,316
Shares issued in reinvestment of dividends and distributions	116,287	806,752
Shares reacquired	(1,401,255)	(9,661,423)

Net increase (decrease) in shares outstanding before conversion	647,710	4,621,645
Shares reacquired upon conversion into Class Z	(144,909)	(1,005,929)

Net increase (decrease) in shares outstanding	502,801	$3,615,716

Year ended October 31, 2013:
Shares sold	2,066,356	$14,676,434
Shares issued in reinvestment of dividends and distributions	130,054	903,558
Shares reacquired	(2,239,727)	(15,455,462)

Net increase (decrease) in shares outstanding before conversion	(43,317)	124,530
Shares reacquired upon conversion into Class Z	(131,719)	(916,464)

Net increase (decrease) in shares outstanding	(175,036)	$(791,934)

Class Q
Year ended October 31, 2014:
Shares sold	250,048	$1,751,333
Shares issued in reinvestment of dividends and distributions	1,901	13,448
Shares reacquired	(136,138)	(946,346)

Net increase (decrease) in shares outstanding	115,811	$818,435

Year ended October 31, 2013:
Shares sold	7,304	$50,103
Shares issued in reinvestment of dividends and distributions	83	580

Net increase (decrease) in shares outstanding	7,387	$50,683

92

Class Z	Shares	Amount
Year ended October 31, 2014:
Shares sold	12,179,691	$85,487,322
Shares issued in reinvestment of dividends and distributions	326,074	2,276,652
Shares reacquired	(4,535,355)	(31,514,981)

Net increase (decrease) in shares outstanding before conversion	7,970,410	56,248,993
Shares issued upon conversion from Class A and Class C	1,194,823	8,450,994
Shares reacquired upon conversion into Class A	(16,645)	(116,824)

Net increase (decrease) in shares outstanding	9,148,588	$64,583,163

Year ended October 31, 2013:
Shares sold	7,203,534	$51,370,889
Shares issued in reinvestment of dividends and distributions	340,851	2,389,199
Shares reacquired	(11,117,481)	(77,313,225)

Net increase (decrease) in shares outstanding before conversion	(3,573,096)	(23,553,137)
Shares issued upon conversion from Class A and Class C	308,419	2,171,577
Shares reacquired upon conversion into Class A	(46,453)	(324,778)

Net increase (decrease) in shares outstanding	(3,311,130)	$(21,706,338)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended October 31, 2014. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $183,500, borrowed at a weighted average interest rate of 1.41%. At October 31, 2014, the Fund did not have an outstanding loan amount.

Prudential Global Total Return Fund, Inc.	93

Financial Highlights

Class A Shares
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$6.92	$7.21	$6.99	$7.42	$7.20
Income (loss) from investment operations:
Net investment income	.19	.21	.22	.23	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06	(.21)	.31	.05	.66
Total from investment operations	.25	- (d)	.53	.28	.93
Less Dividends and Distributions:
Dividends from net investment income*	(.15)	(.18)	(.28)	(.71)	(.71)
Tax return of capital distributions	(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.29)	(.29)	(.31)	(.71)	(.71)
Net asset value, end of year	$6.88	$6.92	$7.21	$6.99	$7.42
Total Return(b):	3.67%	.07%	7.86%	4.60%	14.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$190,394	$161,099	$176,970	$154,056	$123,507
Average net assets (000)	$163,155	$180,342	$162,268	$125,292	$112,110
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	1.23%	1.31%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.30%	1.28%	1.36%	1.44%	1.47%
Net investment income	2.79%	2.99%	3.17%	3.28%	3.97%
Portfolio turnover rate	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

94

Class B Shares
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$6.92	$7.21	$6.99	$7.41	$7.19
Income (loss) from investment operations:
Net investment income	.14	.16	.17	.17	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06	(.21)	.30	.06	.66
Total from investment operations	.20	(.05)	.47	.23	.88
Less Dividends and Distributions:
Dividends from net investment income*	(.10)	(.13)	(.22)	(.65)	(.66)
Tax return of capital distributions	(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.24)	(.24)	(.25)	(.65)	(.66)
Net asset value, end of year	$6.88	$6.92	$7.21	$6.99	$7.41
Total Return(b):	2.90%	(.68)%	7.06%	3.86%	13.40%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,548	$7,084	$6,748	$5,018	$3,312
Average net assets (000)	$6,790	$7,299	$5,744	$3,465	$3,082
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00%	1.98%	2.06%	2.10%	2.10%
Expenses before waivers and/or expense reimbursement	2.00%	1.98%	2.06%	2.14%	2.17%
Net investment income	2.05%	2.25%	2.40%	2.52%	3.23%
Portfolio turnover rate	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	95

Financial Highlights

continued

Class C Shares
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$6.90	$7.19	$6.97	$7.39	$7.17
Income (loss) from investment operations:
Net investment income	.14	.16	.17	.17	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06	(.21)	.31	.07	.67
Total from investment operations	.20	(.05)	.48	.24	.90
Less Dividends and Distributions:
Dividends from net investment income*	(.10)	(.13)	(.23)	(.66)	(.68)
Tax return of capital distributions	(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.24)	(.24)	(.26)	(.66)	(.68)
Net asset value, end of year	$6.86	$6.90	$7.19	$6.97	$7.39
Total Return(b):	2.90%	(.68)%	7.08%	4.00%	13.75%

Ratios/Supplemental Data:
Net assets, end of year (000)	$34,691	$31,424	$33,988	$19,408	$6,180
Average net assets (000)	$30,378	$36,071	$27,739	$10,010	$4,563
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00%	1.98%	2.06%	2.05%	1.85%
Expenses before waivers and/or expense reimbursement	2.00%	1.98%	2.06%	2.14%	2.17%
Net investment income	2.05%	2.24%	2.39%	2.56%	3.45%
Portfolio turnover rate	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

96

Class Q Shares
	Year Ended October 31,		February 3, 2012(d) through October 31,
	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.94	$7.23	$6.97
Income (loss) from investment operations:
Net investment income	.23	.24	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12	(.21)	.28
Total from investment operations	.35	.03	.46
Less Dividends and Distributions:
Dividends from net investment income	(.18)	(.21)	(.19)
Tax return of capital distributions	(.14)	(.11)	(.01)
Total dividends and distributions	(.32)	(.32)	(.20)
Net asset value, end of period	$6.97	$6.94	$7.23
Total Return(b):	5.09%	.46%	6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$869	$62	$11
Average net assets (000)	$295	$13	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.87%	.85%	.92%	(e)
Expenses before waivers and/or expense reimbursement	.87%	.85%	.92%	(e)
Net investment income	3.24%	3.48%	3.42%	(e)
Portfolio turnover rate	65%	79%	97%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	97

Financial Highlights

continued

Class Z Shares
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$6.94	$7.23	$7.01	$7.44	$7.22
Income (loss) from investment operations:
Net investment income	.21	.22	.23	.22	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06	(.20)	.31	.08	.67
Total from investment operations	.27	.02	.54	.30	.95
Less Dividends and Distributions:
Dividends from net investment income*	(.17)	(.20)	(.29)	(.73)	(.73)
Tax return of capital distributions	(.14)	(.11)	(.03)	-	-
Total dividends and distributions	(.31)	(.31)	(.32)	(.73)	(.73)
Net asset value, end of year	$6.90	$6.94	$7.23	$7.01	$7.44
Total Return(b):	3.92%	.31%	8.10%	4.87%	14.49%

Ratios/Supplemental Data:
Net assets, end of year (000)	$119,628	$56,817	$83,077	$42,330	$4,978
Average net assets (000)	$71,247	$81,390	$58,999	$12,813	$3,507
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	.98%	1.06%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.00%	.98%	1.06%	1.14%	1.17%
Net investment income	3.00%	3.18%	3.37%	3.50%	4.25%
Portfolio turnover rate	65%	79%	97%	203%	117%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

98

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Global Total Return Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Global Total Return Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 18, 2014

Prudential Global Total Return Fund, Inc.	99

Federal Income Tax Information

(Unaudited)

For the year ended October 31, 2014, the Fund reports the maximum amount allowable but not less than 35.32% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a Fund with respect to Fund tax years beginning after October 31, 2014. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2015, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2014.

100

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Board Member Portfolios Overseen: 69	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (62) Board Member Portfolios Overseen: 70	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (62) Board Member Portfolios Overseen: 70	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Global Total Return Fund, Inc.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (58) Board Member Portfolios Overseen: 70	Retired; Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 69	Retired (since February 2005); Formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (75) Board Member Portfolios Overseen: 69	Retired; Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (72) Board Member Portfolios Overseen: 70	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (62) Board Member Portfolios Overseen: 69	Retired; Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (71) Board Member & Independent Chair Portfolios Overseen: 70	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Visit our website at www.prudentialfunds.com

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (75) Board Member Portfolios Overseen:70	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (71) Board Member Portfolios Overseen: 70	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 64	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (41) Board Member & Vice President Portfolios Overseen: 70	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Global Total Return Fund, Inc.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Grace C. Torres* (55) Board Member Portfolios Overseen: 65	Retired; Formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	None.

* Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.

(1) The year that each Board Member joined the Funds’ Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; 2003; Douglas H. McCorkindale, 1996; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1993; Robin B. Smith, 1996; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member since 2012 and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009; Grace C. Torres, 2014.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

Visit our website at www.prudentialfunds.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (56) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (36) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008

Prudential Global Total Return Fund, Inc.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (50) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014); Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (47) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Global Total Return Fund, Inc. (the “Fund”) consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.1

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Grace C. Torres was elected to the Board as of December 2014, and therefore did not participate in the consideration of these approvals.

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services.

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2013. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (a custom peer group of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The

[2]

The Fund was compared to the group of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe, although Lipper classifies the Fund in its Global Income Funds Performance Universe. The Fund was compared to the group of un-hedged mutual funds included in the Global Income Funds Performance Universe because PI believes that these funds provide a more appropriate basis for Fund performance comparisons.

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comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board and PI agreed to continue the existing voluntary expense cap of 1.10% (exclusive of 12b-1 fees and certain other fees).
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Global Total Return Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E    0270908-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2014 and October 31, 2013, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $60,500 and $60,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits

➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
¡	Federal, state and local income tax compliance; and,
¡	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

   Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2014 and 2013. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2014 and 2013 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	December 18, 2014